UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                                       ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                                       New York, NY 10036
(Address of principal executive offices) (Zip code)

William J. Smalley

President

                   1540 Broadway, 16th Floor, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

BIOSHARES BIOTECHNOLOGY CLINICAL TRIALS FUND

BIOSHARES BIOTECHNOLOGY PRODUCTS FUND

ISECTORS POST-MPT GROWTH ETF

TUTTLE TACTICAL MANAGEMENT MULTI-STRATEGY INCOME ETF

TUTTLE TACTICAL MANAGEMENT U.S. CORE ETF

VIRTUS NEWFLEET MULTI-SECTOR UNCONSTRAINED BOND ETF

INFRACAP MLP ETF

Virtus ETFs	ANNUAL REPORT
October 31, 2016

Table of Contents
October 31, 2016

Shareholder Letter (unaudited)
October 31, 2016

Dear Fellow ETFis Funds Shareholder:

I am pleased to present this annual report for ETFis Series Trust I, which reviews the performance of the following funds within the Trust, including a recent addition, for the twelve months ended October 31, 2016:

•	BioShares Biotechnology Clinical Trials Fund (BBC)
•	BioShares Biotechnology Products Fund (BBP)
•	iSectors Post-MPT Growth ETF (PMPT) — Launched on August 16, 2016, this fund seeks to outperform the S&P 500® Index with lower downside risk over a complete market cycle, utilizing iSectors® LLC’s proprietary objective algorithm post-Modern Portfolio Theory (MPT) investment allocation process.
•	Tuttle Tactical Management Multi-Strategy Income ETF (TUTI)
•	Tuttle Tactical Management U.S. Core ETF (TUTT)
•	Virtus Newfleet Multi-Sector Unconstrained Bond ETF (NFLT)
•	InfraCap MLP ETF (AMZA)

The report provides financial statements and portfolio information for the above funds. For the funds with a performance history of more than six months, the report also provides commentary from the portfolio manager on how the fund performed relative to the markets in which it invests.

On behalf of Virtus ETF Advisers LLC (the “Adviser”) and our fund subadvisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. We invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)
October 31, 2016

BioShares Biotechnology Clinical Trials Fund

The BioShares Biotechnology Clinical Trials Fund (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index (the “Clinical Trials Index”). The Clinical Trials Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering that is in a clinical trial stage of development.

For the fiscal year ended October 31, 2016, the S&P 500 index was up 4.51% compared to down (33.33)% for the LifeSci Biotechnology Clinical Trials Index. Although volatility has been high, biotechnology stocks in general have underperformed the broader stock market.

At the end of the reporting period, the Fund’s NAV was down (34.05)%.

The Fund suffered during a difficult period for the biotechnology markets in general. Global biotechnology stocks sold off due to (1) concerns relating to drug pricing, (2) disappointing results for clinical trials relating to sickle-cell disease, acute lymphoblastic leukemia and Alzheimer’s disease, (3) difficulty for biotechnology companies to raise equity financing for operations at attractive pricing levels and (4) a slowdown in M&A activity for biotechnology targets.

The political climate in 2016 also added to the volatility in the outlook for biotechnology companies.

Positions that contributed to performance during the fiscal year include RLYP, XNCR and VTAE. Positions that detracted from performance during the fiscal year include DNAI, NWBO and CMRX.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	LifeSci Biotechnology Clinical Trials Index[1]	S&P 500® Index[2]
1 Year	(33.73)%	(33.49)%	(33.33)%	4.51%
Since Inception[3]	(15.72)%	(15.58)%	(15.39)%	6.28%

1	The LifeSci Biotechnology Clinical Trials Index is designed to track the performance of U.S. listed biotechnology stocks with a lead drug in the clinical trial stage of development, typically a Phase 1, Phase 2 or Phase 3 trial, but prior to receiving marketing approval. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
3	December 16, 2014.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.bioshares.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Biotechnology Sector Risk: The Fund’s assets will be concentrated in investments in the securities of issuers engaged primarily in the biotechnology industry. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, FDA approval. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

BioShares Biotechnology Clinical Trials Fund (continued)

Correlation to Index: The performance of the Fund and its index may vary somewhat due to factors such as fund flows, transaction costs, and timing differences associated with additions to and deletions from its index.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

BioShares Biotechnology Products Fund

The BioShares Biotechnology Products Fund (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index (the “Products Index”). The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering or product candidate that has received U.S. Food and Drug Administration approval.

For the fiscal year ended October 31, 2016, the S&P 500 index was up 4.51% compared to down (3.28)% for the LifeSci Biotechnology Products Index. Although volatility has been high, biotechnology stocks in general have underperformed the broader stock market.

At the end of the reporting period, the Fund’s NAV was down (5.21)%.

The Fund suffered during a difficult period for the biotechnology markets in general. Global biotechnology stocks sold off due to (1) concerns relating to drug pricing, (2) disappointing results for clinical trials relating to sickle-cell disease, acute lymphoblastic leukemia and Alzheimer’s disease, (3) difficulty for biotechnology companies to raise equity financing for operations at attractive pricing levels and (4) a slowdown in M&A activity for biotechnology targets.

The political climate in 2016 also added to the volatility in the outlook for biotechnology companies.

Positions that contributed to performance during the fiscal year include MDVN, EXEL and TBPH. Positions that detracted from performance during the fiscal year include AEGR, ACOR and IONS.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	LifeSci Biotechnology Products Index[1]	S&P 500® Index[2]
1 Year	(3.97)%	(3.95)%	(3.28)%	4.51%
Since Inception[3]	8.80%	8.82%	9.57%	6.28%

1	The LifeSci Biotechnology Products Index is designed to track the performance of U.S. listed biotechnology stocks with at least one drug therapy approved by the U.S. Food and Drug Administration for marketing. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
3	December 16, 2014.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.bioshares.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Biotechnology Sector Risk: The Fund’s assets will be concentrated in investments in the securities of issuers engaged primarily in the biotechnology industry. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, FDA approval. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

BioShares Biotechnology Products Fund (continued)

Correlation to Index: The performance of the Fund and its index may vary somewhat due to factors such as fund flows, transaction costs, and timing differences associated with additions to and deletions from its index.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

iSectors Post-MPT Growth ETF

This discussion of operations relates to a short fiscal period. iSectors Post-MPT Growth ETF (“PMPT” or “the Fund”) began operations on August 16, 2016 (commencement of operations), and the fiscal year ended on October 31, 2016. During this period, the net asset value of PMPT fell from $24.89 to $23.34. During the same period, the S&P 500 declined 3.05%.

The Fund launched near an intermediate term stock market top. PMPT began in a defensive posture by under-allocating to the broad stock market and holding significant positions in bonds, real estate investment trusts (REITs) and gold stocks. Although stocks declined amidst signs of slow economic and earnings growth, interest rates rose on inflation fears and a gathering consensus that the Federal Reserve would raise the federal fund rate during their December meeting. This led to a drop in the Fund’s value mainly due to declining bond prices, interest rate-sensitive equity sectors such as REITs, and in precious metal stocks as interest/dividend income is forgone while capital is tied up in bullion that has no income yield while it is held.

“Dynamic sector allocation” strategies, such as PMPT, tend to perform the best when equity markets are flat or dropping in price. However, it was difficult for the quantitative model behind the strategy to identify positive performing allocations during the August – October fiscal period.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Index[1]
Since Inception[2]	(6.25)%	(6.14)%	(2.03)%

1	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	August 16, 2016.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.iSectorsetf.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

For the fiscal period ended 10/31/2016, the Fund did not have six months of performance and therefore line graphs are not presented.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Tuttle Tactical Management Multi-Strategy Income ETF

Management’s Discussion of Operations

The Tuttle Tactical Management Multi-Strategy Income ETF (the “Fund”) is an actively managed ETF that seeks current income while maintaining a secondary emphasis on long-term capital appreciation. For the fiscal year ended on October 31, 2016 the net asset value of fell from $23.72 to $22.36.

This was a year with a number of twists and turns — a correction in January followed by a large rally in February and a Brexit surprise followed by an equally surprising rally. These events caused extreme choppiness in the market and, as a result, the Fund’s absolute and relative performance varied throughout the year.

Tactical strategies tend to perform worst in these types of choppy market environments with the Fund being no exception. The Fund was frequently less than fully invested in equity and debt ETFs during the period, which detracted from Fund performance. During this time period, we significantly enhanced the sensitivity of our models by dropping down to intraday time frames. We believe this will assist the Fund in adapting to choppy markets.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Bloomberg Barclays Global Aggregate Bond Index[1]	Composite: 80% Bloomberg Barclays Global Aggregate Bond / 20% USA MSCI High Dividend Yield (net)[2]
1 Year	(5.28)%	(5.46)%	5.59%	6.47%
Since Inception[3]	(6.32)%	(6.41)%	5.10%	5.90%

1	The Bloomberg Barclays Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	The composite index consists of 80% Barclays Global Aggregate Bond Index (an index measuring the global investment grade bond market, calculated on a total return basis) and 20% MSCI USA High Dividend Yield Index (an index that measures performance of equities in the large and mid cap segments (excluding REITs) of the US market, that have higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent, calculated on a total return basis with net dividends reinvested). The composite index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
3	June 9, 2015.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.tuttlefunds.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Tuttle Tactical Management Multi-Strategy Income ETF (continued)

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Tuttle Tactical Management U.S. Core ETF

Management’s Discussion of Operations

The Tuttle Tactical Management U.S. Core ETF (the “Fund”) is an actively managed ETF that seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation primarily through investments in the U.S equity market. For the fiscal year ended on October 31, 2016 the net asset value of fell from $23.01 to $21.37.

This was a year with a number of twists and turns — a correction in January followed by a large rally in February and a Brexit surprise followed by an equally surprising rally. These events caused extreme choppiness in the market and, as a result, the Fund’s absolute and relative performance varied throughout the year.

Tactical strategies tend to perform worst in these types of choppy market environments with the Fund being no exception. The Fund was frequently less than fully invested in equity ETFs during the period, which detracted from Fund performance. During this time period, we significantly enhanced the sensitivity of our models by dropping down to intraday time frames. We believe this will assist the Fund in adapting to choppy markets.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Index[1]
1 Year	(6.98)%	(6.88)%	4.51%
Since Inception[2]	(7.97)%	(7.88)%	2.43%

1	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	February 24, 2015.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.tuttlefunds.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Portfolio Turnover: The Fund’s principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

No Guarantee: There is no guarantee that the portfolio will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Tuttle Tactical Management U.S. Core ETF (continued)

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Virtus Newfleet Multi-Sector Unconstrained Bond ETF

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF (the “Fund”) is an actively managed ETF that seeks to provide a high level of current income and, secondarily, capital appreciation.

The Fund invests in up to 14 sectors of the bond market. The Fund invests without duration, sector, quality, or geographic limitations, which means that the portfolio management team can express its highest conviction ideas. The Fund is a logical extension of Newfleet’s proven multi-sector investment approach managed by a team of experienced sector specialists and analysts.

For the fiscal year ended October 31, 2016, the net asset value of the Fund rose 7.37% compared with a 4.37% return for the benchmark Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s underweight allocation to U.S. Treasuries added value during a period in which most fixed income spread sectors outperformed government securities. The Fund’s allocation to the corporate high yield sector was a primary contributor to performance during the fiscal year. Other positive contributors at the sector level were emerging markets, residential mortgage-backed securities, and Yankee high quality bonds.

Though exposure to the corporate high yield sector contributed to the Fund’s overall performance, the team’s bias toward higher quality securities within the sector detracted from returns as lower quality securities outperformed during the fiscal year.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Bloomberg Barclays U.S. Aggregate Bond Index[1]
1 Year	7.37%	6.63%	4.37%
Since Inception[2]	6.37%	5.74%	4.18%

1	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	August 10, 2015.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtus.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

InfraCap MLP ETF

Management’s Discussion of Operations

Overview

InfraCap MLP ETF (“the Fund”) seeks to provide a high level of current income, a growing income stream, and long-term capital appreciation. The Fund is an actively-managed portfolio of high quality, midstream energy master limited partnerships (MLPs) and related general partners. The Fund also utilizes options strategies and modest leverage to enhance income and total return.

The Fund focuses on the midstream MLP sector because most of these companies have a long-term history of relatively stable and growing cash distributions. These companies are typically involved in the production, gathering, transportation, storage, and processing of oil, natural gas, natural gas liquids and refined products.

Update

During the fiscal year ended on October 31, 2016, the net asset value of the Fund fell from $14.28 to $10.63. This decline occurred during a period of continued weakness in crude oil prices. While energy prices stabilized and stocks in the midstream energy sector rebounded from their lows, these securities generally underperformed the broader market.

Leverage from borrowings was used throughout the past fiscal year. Through the middle of February 2016, the use of leverage was a drag on performance. However, the use of leverage provided an enhancement to total returns in the months that followed.

The Fund’s policy is to maintain the leverage ratio between 10% and 33% of total assets. As of October 31, 2016, leverage represented 22.7% of total assets.

Dividends paid to investors during the year were increased slightly from $0.515 to $0.52 per quarter. The cumulative dividend payout to investors during the fiscal year was $2.08 per share.

Shares outstanding increased during the fiscal year from 1,400,004 to 11,250,004.

Dividend Payments

The dividend rate is determined on a quarterly basis, and the rate may be adjusted during the year. An important consideration in determining the level of dividend payments is the estimated amount of distributable cash flow (“DCF”).

DCF is investment income less expenses. Investment income includes cash distributions from master limited partnerships, dividends received from stocks, and net realized gains (losses) from written and purchased options contracts. Expenses include advisory fees, other miscellaneous fees and leverage costs.

The Supplemental Financial Data table includes the calculation of distributable cash flow and should be reviewed as part of this discussion. It should be noted that this calculation differs from the Statement of Operations because of the following factors: 1) GAAP does not include MLP distributions in investment income because these distributions are typically treated as return of capital; and 2) GAAP does not include net realized gains (losses) on written and purchased options contracts as investment income but reports them separately as realized and unrealized gains (losses).

We expect the dividend coverage ratio to vary from year-to-year. In 2015, the dividend was covered by a ratio of about 1.1 to 1. In 2016, the dividend was not fully covered. In the event that the dividend is not covered by cash income and option premium income in any period, the Fund may pay out a portion of its net capital. Over the long term, we believe we can maintain or grow net asset value per share while sustaining the dividend.

The dividend coverage ratio in 2016 was negatively impacted by the rapid growth of the Fund’s assets. The rapid growth in shares outstanding with many shares issued just prior to dividend payments meant that some investors were getting 100% of the dividend while the portfolio did not hold the related income-earning securities for 100% of the period leading up to the dividend declaration. The impact of this effect was especially acute in two periods when shares outstanding doubled from the beginning to the end of the period. We have adopted strategies that we believe will anticipate this effect, and we think these actions are having a positive impact on dividend coverage.

Outlook

At the close of the reporting period, the stock market’s attention was intensely focused on the near-term outlook for crude oil and natural gas prices. Concerns over excess supplies have spilled over into the midstream MLP sector. Share valuations and yield spreads are near levels seen in the worst days of the great financial crisis in 2008. The sustainability or growth of dividend payouts from the midstream sector — traditionally viewed as the most reliable part of the energy infrastructure — are being questioned.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

InfraCap MLP ETF (continued)

We believe that the strength and resilience of MLP infrastructure companies will continue to be demonstrated over the next 6-24 months. Our Fund is focused on the largest and what we consider to be the highest quality companies in the midstream sector. Most of these companies have strong balance sheets, and we believe the sector as a whole to maintain or show modest growth in distributions to investors during this period.

Oil and natural gas prices have risen substantially during the last eight months, and we believe the outlook for the 2017 energy market is favorable with OPEC agreeing to production cuts and a more favorable regulatory environment appearing likely to be implemented in the United States.

Performance as of 10/31/2016

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Alerian MLP Infrastructure Index[1]	S&P 500® Index[2]
1 Year	(8.60)%	(9.00)%	(0.11)%	4.51%
Since Inception[3]	(22.92)%	(22.93)%	(16.35)%	6.54%

1	The Alerian MLP Infrastructure Index is a composite of energy infrastructure Master Limited Partnerships (MLPs), whose constituents earn the majority of their cash flow from the transportation, storage, and processing of energy commodities. The index is calculated using a float-adjusted, capitalization-weighted methodology on a total-return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
2	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
3	October 1, 2014.

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.infracapmlp.com or call toll free (888) 383-0553. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”) Arca, ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Interest Rate Risk: As yield-based investments, MLPs carry interest rate risk and may underperform in rising interest rate environments. Additionally, when investors have heightened fears about the economy, the risk spread between MLPs and competing investment options can widen, which may have an adverse effect on the stock price of MLPs. Rising interest rates may increase the potential cost of MLPs financing projects or cost of operations, and may affect the demand for MLP investments, either of which may result in lower performance by or distributions from the Fund’s MLP investments.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Short Sales: The Fund may engage in short sales, and may experience a loss if the price of a borrowed security increases before the date on which the Fund replaces the security.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.

MLPs: Investments in Master Limited Partnerships may be adversely impacted by tax law changes, regulation, or factors affecting underlying assets.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Value of a $10,000 Investment Since Inception

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Management’s Discussion of Fund Performance (unaudited) (continued)
October 31, 2016

Supplemental Financial Data

The information presented below regarding Distributable Cash Flow is supplemental non-GAAP financial information, which is meaningful to understanding the operating performance of the Fund. Distributable Cash Flow is the functional equivalent of EBITDA for non-investment companies. Management believes it is an important supplemental measure of performance. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as Total Expense Ratio), and should be read in conjunction with our full financial statements.

	Year ended Oct 31, 2016	Year ended Oct 31, 2015
Investment Income
Distributions from master limited partnerships	$4,391,084	$912,154
Dividend income	354,815	100,421
Net realized gain (loss) from written and purchased option contracts	3,057,069	725,192
Total Investment Income	7,802,968	1,737,767
Operating Expenses
Sub-advisory Fees	515,252	118,905
Franchise Tax Expense	—	613
Total	515,252	119,518
Distributable cash flow before leverage costs	7,287,716	1,618,249
Interest expense	339,703	25,361

Distributable Cash Flow	$6,948,013	$1,592,888

Distributions to Shareholders	$11,752,009	$1,506,258
Dividend Coverage Ratio	60%	106%

	Qtr ended Oct 31, 2016	Qtr ended Jul 31, 2016	Qtr ended Apr 30, 2016	Qtr ended Jan 31, 2016
Investment Income
Distributions from master limited partnerships	$2,050,954	$1,212,867	$719,550	$407,714
Dividend income	69,622	146,701	102,006	36,486
Net realized gain (loss) from written and purchased
option contracts	1,967,619	643,630	199,030	246,790
Total Investment Income	4,088,195	2,003,197	1,020,586	690,990
Operating Expenses
Sub-advisory Fees	252,674	155,745	65,022	41,811
Distributable cash flow before leverage costs	3,835,520	1,847,452	955,565	649,179
Interest expense	196,881	107,949	22,646	12,227

Distributable Cash Flow	$3,638,639	$1,739,503	$932,919	$636,952

Distributions to Shareholders	$5,434,003	$3,614,002	$1,820,002	$884,002
Dividend Coverage Ratio	68%	48%	51%	72%

Portfolio Composition
October 31, 2016 (unaudited)

Asset Allocation as of 10/31/2016 (based on net assets)

BioShares Biotechnology Clinical Trials Fund
Health Care	97.2%
Money Market Fund	29.6%
Liabilities in Excess of Other Assets	(26.8)%
Total	100%

BioShares Biotechnology Products Fund
Health Care	95.2%
Money Market Fund	25.0%
Liabilities in Excess of Other Assets	(20.2)%
Total	100%

iSectors Post-MPT Growth ETF
Equity Funds	90.7%
Debt Fund	8.9%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets	(0.1)%
Total	100%

Tuttle Tactical Management Multi-Strategy Income ETF
Equity Funds	43.7%
Debt Funds	16.2%
Other Assets in Excess of Liabilities	40.1%
Total	100%

Portfolio Composition (continued)
October 31, 2016 (unaudited)

Asset Allocation as of 10/31/2016 (based on net assets)

Tuttle Tactical Management U.S. Core ETF
Equity Funds	57.3%
Debt Fund	23.1%
Other Assets in Excess of Liabilities	19.6%
Total	100%

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Corporate Bonds	44.1%
Foreign Bonds	22.0%
Term Loans	14.5%
Mortgage Backed Securities	12.7%
Asset Backed Securities	4.7%
Municipal Bond	1.0%
Money Market Fund	1.0%
Liabilities in Excess of Other Assets	(0.0)%*
Total	100%

*    Amount rounds to less than 0.05%.

InfraCap MLP ETF
Energy	125.0%
Purchased Options	0.2%
Commodity Funds	(12.7)%
Written Options	(1.2)%
Liabilities in Excess of Other Assets	(11.3)%
Total	100%

Shareholder Expense Examples (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (May 1, 2016 to October 31, 2016).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/16	Ending Account Value 10/31/16	Annualized Expense Ratios(2)	Expenses Paid During the Period
BioShares Biotechnology Clinical Trials Fund
Actual	$1,000.00	$914.60	0.85%	$4.09	(3)
Hypothetical(1)	$1,000.00	$1,020.86	0.85%	$4.32	(5)

BioShares Biotechnology Products Fund
Actual	$1,000.00	$1,119.30	0.85%	$4.53	(3)
Hypothetical(1)	$1,000.00	$1,020.86	0.85%	$4.32	(5)

iSectors Post-MPT Growth ETF
Actual	$1,000.00	$937.50	0.95%	$1.91	(4)
Hypothetical(1)	$1,000.00	$1,020.36	0.95%	$4.82	(5)

Tuttle Tactical Management Multi-Strategy Income ETF
Actual	$1,000.00	$998.60	0.90%	$4.52	(3)
Hypothetical(1)	$1,000.00	$1,020.61	0.90%	$4.57	(5)

Tuttle Tactical Management U.S. Core ETF
Actual	$1,000.00	$980.80	0.90%	$4.48	(3)
Hypothetical(1)	$1,000.00	$1,020.61	0.90%	$4.57	(5)

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Actual	$1,000.00	$1,045.90	0.80%	$4.11	(3)
Hypothetical(1)	$1,000.00	$1,021.11	0.80%	$4.06	(5)

InfraCap MLP ETF
Actual	$1,000.00	$1,126.60	1.66%	$8.87	(3)
Hypothetical(1)	$1,000.00	$1,016.79	1.66%	$8.42	(5)

1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
4	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 76/366 (to reflect the period August 16, 2016 to October 31, 2016).
5	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).

Schedule of Investments — BioShares Biotechnology Clinical Trials Fund
October 31, 2016

Security Description	Shares	Value
Common Stocks — 97.2%
Health Care — 97.2%
Acceleron Pharma, Inc.*(1)	6,910	$193,687
Achillion Pharmaceuticals, Inc.*(1)	26,915	169,026
Adaptimmune Therapeutics PLC*(1)(2)	26,974	117,337
Aduro Biotech, Inc.*(1)	21,010	225,857
Advaxis, Inc.*(1)	30,885	249,860
Agenus, Inc.*(1)	63,191	250,868
Agios Pharmaceuticals, Inc.*(1)	5,068	242,453
Aimmune Therapeutics, Inc.*(1)	19,501	317,476
Akebia Therapeutics, Inc.*(1)	29,590	222,517
Alder Biopharmaceuticals, Inc.*(1)	8,582	208,113
Alnylam Pharmaceuticals, Inc.*(1)	4,078	145,177
Amicus Therapeutics, Inc.*(1)	40,705	280,864
Applied Genetic Technologies Corp.*(1)	16,223	115,994
Array BioPharma, Inc.*(1)	75,100	428,070
Arrowhead Pharmaceuticals, Inc.*(1)	43,272	250,978
Atara Biotherapeutics, Inc.*(1)	12,651	161,933
Avexis, Inc.*	5,869	278,777
Axovant Sciences Ltd.*	19,065	234,690
BeiGene Ltd. (China)*(1)(2)	8,344	277,355
Bellicum Pharmaceuticals, Inc.*(1)	20,302	336,201
BioCryst Pharmaceuticals, Inc.*(1)	84,907	343,873
Bluebird Bio, Inc.*(1)	6,165	294,379
Blueprint Medicines Corp.*(1)	13,046	391,119
Celldex Therapeutics, Inc.*(1)	59,537	187,542
Cempra, Inc.*(1)	13,284	240,772
Clovis Oncology, Inc.*(1)	17,865	519,514
Concert Pharmaceuticals, Inc.*(1)	20,939	161,649
Cytokinetics, Inc.*(1)	29,379	284,976
Dynavax Technologies Corp.*(1)	17,302	160,043
Epizyme, Inc.*(1)	21,750	196,838
Esperion Therapeutics, Inc.*	15,540	160,062
FibroGen, Inc.*	14,866	246,032
Five Prime Therapeutics, Inc.*(1)	5,837	283,270
Geron Corp.*(1)	91,851	169,924
Global Blood Therapeutics, Inc.*(1)	11,710	204,340
Ignyta, Inc.*(1)	44,599	222,995
ImmunoGen, Inc.*(1)	70,796	128,849
Immunomedics, Inc.*(1)	81,010	186,323
Inovio Pharmaceuticals, Inc.*(1)	24,058	155,655
Insmed, Inc.*	24,536	318,477
Intra-Cellular Therapies, Inc.*(1)	6,443	79,893
Juno Therapeutics, Inc.*(1)	6,017	146,153
Karyopharm Therapeutics, Inc.*(1)	30,617	221,667
Kite Pharma, Inc.*(1)	4,889	216,534
La Jolla Pharmaceutical Co.*(1)	14,291	250,093
Lexicon Pharmaceuticals, Inc.*(1)	17,649	261,735
Lion Biotechnologies, Inc.*(1)	32,726	204,538
Loxo Oncology, Inc.*(1)	10,231	213,419
MacroGenics, Inc.*	9,762	231,262
Minerva Neurosciences, Inc.*(1)	25,630	285,775
NantKwest, Inc.*(1)	37,895	226,991
Neurocrine Biosciences, Inc.*	5,324	233,031
NewLink Genetics Corp.*	24,463	297,225
Novavax, Inc.*(1)	37,550	57,076
OncoMed Pharmaceuticals, Inc.*	20,269	183,840
Ophthotech Corp.*(1)	4,702	168,426
Portola Pharmaceuticals, Inc.*(1)	9,735	176,982
Prothena Corp. PLC (Ireland)*(1)	5,509	263,440

Security Description	Shares	Value
Common Stocks (continued)
PTC Therapeutics, Inc.*(1)	34,849	$216,412
Puma Biotechnology, Inc.*(1)	7,666	293,608
Radius Health, Inc.*	6,986	299,839
Regulus Therapeutics, Inc.*(1)	46,269	127,240
Sage Therapeutics, Inc.*(1)	8,774	382,020
Sangamo BioSciences, Inc.*(1)	41,249	146,434
Sarepta Therapeutics, Inc.*	12,949	508,119
Seres Therapeutics, Inc.*(1)	8,098	87,377
Sorrento Therapeutics, Inc.*(1)	40,438	232,519
Spark Therapeutics, Inc.*(1)	5,281	248,260
Synergy Pharmaceuticals, Inc.*(1)	68,254	313,286
TG Therapeutics, Inc.*(1)	35,297	188,839
Trevena, Inc.*	38,367	187,231
Ultragenyx Pharmaceutical, Inc.*(1)	4,050	238,910
uniQure N.V. (Netherlands)*(1)	26,511	180,010
Xencor, Inc.*	17,649	375,747
ZIOPHARM Oncology, Inc.*(1)	40,175	228,194
Total Common Stocks
(Cost $26,338,208)		17,535,990

SECURITIES LENDING COLLATERAL — 29.6%
Money Market Fund — 29.6%
Dreyfus Government Cash
Management Fund 0.28%(3)(4)
(Cost $5,352,399)	5,352,399	5,352,399

TOTAL INVESTMENTS — 126.8%
(Cost $31,690,607)		22,888,389
Liabilities in Excess of Other Assets — (26.8)%		(4,842,948)

Net Assets — 100.0%		$18,045,441

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,270,860; total market value of collateral held by the Fund was $5,516,957. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $164,558.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of October 31, 2016.
(4)	Represents securities purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — BioShares Biotechnology Products Fund
October 31, 2016

Security Description	Shares	Value
Common Stocks — 95.2%
Health Care — 95.2%
ACADIA Pharmaceuticals, Inc.*	15,878	$370,116
Acorda Therapeutics, Inc.*	24,177	427,933
Alexion Pharmaceuticals, Inc.*	4,745	619,222
Amgen, Inc.	4,071	574,662
Arena Pharmaceuticals, Inc.*	317,632	470,095
ARIAD Pharmaceuticals, Inc.*(1)	75,645	659,624
Biogen, Inc.*	2,575	721,464
BioMarin Pharmaceutical, Inc.*	7,681	618,474
Celgene Corp.*	6,162	629,633
Enanta Pharmaceuticals, Inc.*(1)	26,649	626,784
Exelixis, Inc.*	84,932	899,430
Gilead Sciences, Inc.	7,450	548,544
Halozyme Therapeutics, Inc.*(1)	70,108	605,032
Incyte Corp.*	7,804	678,714
Intercept Pharmaceuticals, Inc.*(1)	4,378	541,734
Ionis Pharmaceuticals, Inc.*(1)	27,856	723,699
Ironwood Pharmaceuticals, Inc.*	48,372	617,710
Keryx Biopharmaceuticals, Inc.*(1)	105,877	477,505
Ligand Pharmaceuticals, Inc.*(1)	5,382	515,219
Medicines Co. (The)*(1)	17,070	562,457
Merrimack Pharmaceuticals, Inc.*(1)	100,090	522,470
Momenta Pharmaceuticals, Inc.*	55,093	614,287
Nektar Therapeutics*(1)	41,365	512,926
Omeros Corp.*	55,936	458,675
PDL BioPharma, Inc.	198,901	640,461
Progenics Pharmaceuticals, Inc.*(1)	135,340	680,760
Regeneron Pharmaceuticals, Inc.*	1,698	585,844
Retrophin, Inc.*(1)	37,593	708,628
Seattle Genetics, Inc.*	16,008	827,614
TESARO, Inc.*(1)	15,077	1,822,508
Theravance Biopharma, Inc.
(Cayman Islands)*(1)	27,829	699,343
United Therapeutics Corp.*(1)	5,804	696,886
Vanda Pharmaceuticals, Inc.*	57,536	854,410
Vertex Pharmaceuticals, Inc.*	6,814	516,910
Total Common Stocks
(Cost $25,568,037)		22,029,773

SECURITIES LENDING COLLATERAL — 25.0%
Money Market Fund — 25.0%
Dreyfus Government Cash Management
Fund 0.28%(2)(3)
(Cost $5,769,958)	5,769,958	5,769,958

TOTAL INVESTMENTS — 120.2%
(Cost $31,337,994)		27,799,731
Liabilities in Excess of Other Assets — (20.2)%		(4,669,683)

Net Assets — 100.0%		$23,130,048

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,362,346; total market value of collateral held by the Fund was $6,579,120. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $809,162.
(2)	The rate shown reflects the seven day yield as of October 31, 2016.
(3)	Represents securities purchased with cash collateral received for securities on loan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — iSectors Post-MPT Growth ETF
October 31, 2016

Security Description	Shares	Value
Exchange Traded Funds — 99.6%
Equity Funds — 90.7%
iShares North American Tech ETF	19,764	$2,428,403
iShares U.S. Energy ETF	52,134	1,961,281
iShares U.S. Financials ETF	6,036	544,930
iShares U.S. Utilities ETF	21,824	2,696,792
ProShares Ultra Oil & Gas	13,800	494,040
Vanguard REIT ETF	4,251	347,562
Total Equity Funds		8,473,008

Debt Fund — 8.9%
iShares 20+ Year Treasury Bond ETF	6,336	831,600
Total Exchange Traded Funds
(Cost $9,379,508)		9,304,608

Money Market Fund 0.5%
BlackRock Liquidity Funds Treasury Trust Fund
Portfolio, Institutional Class 0.18%(1)
(Cost $43,915)	43,915	43,915
TOTAL INVESTMENTS — 100.1%
(Cost $9,423,423)		9,348,523
Liabilities in Excess of Other Assets — (0.1)%		(13,287)

Net Assets — 100.0%		$9,335,236

(1)	The rate shown reflects the seven day yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management Multi-Strategy Income ETF
October 31, 2016

Security Description	Shares	Value
Exchange Traded Funds — 59.9%
Equity Funds — 43.7%
ALPS Sector Dividend Dogs ETF	38,274	$1,537,084
iShares Select Dividend ETF	15,432	1,297,060
iShares U.S. Real Estate ETF	13,353	1,023,374
SPDR S&P 500 ETF Trust	29,797	6,333,352
Wisdomtree Emerging Markets
High Dividend Fund	27,766	1,053,164
Total Equity Funds		11,244,034

Debt Funds — 16.2%
iShares 20+ Year Treasury Bond ETF	19,877	2,608,856
iShares JPMorgan USD Emerging
Markets Bond ETF	13,429	1,540,172
Total Debt Funds		4,149,028

TOTAL INVESTMENTS — 59.9%
(Cost $15,409,446)		15,393,062
Other Assets in Excess of Liabilities — 40.1%		10,321,495

Net Assets — 100.0%		$25,714,557

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Tuttle Tactical Management U.S. Core ETF
October 31, 2016

Security Description	Shares	Value
Exchange Traded Funds — 80.4%
Equity Funds — 57.3%
Financial Select Sector SPDR Fund	131,620	$2,598,179
iPath S&P 500 VIX Short-Term Futures ETN*	24,361	831,684
iShares Russell 2000 ETF	27,352	3,241,212
iShares U.S. Home Construction ETF	102,952	2,654,103
iShares U.S. Real Estate ETF	25,470	1,952,021
Powershares QQQ Trust Series 1	44,260	5,177,977
SPDR S&P 500 ETF Trust	98,131	20,857,744
Total Equity Funds		37,312,920

Debt Fund — 23.1%
iShares Short Treasury Bond ETF	136,456	15,070,201

TOTAL INVESTMENTS — 80.4%
(Cost $52,465,393)		52,383,121
Other Assets in Excess of Liabilities — 19.6%		12,800,352

Net Assets — 100.0%		$65,183,473

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF
October 31, 2016

Investments	Principal	Value
CORPORATE BONDS — 44.1%
Consumer Discretionary — 8.2%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26(1)	$95,000	$95,950
Beazer Homes USA, Inc., 5.75%, 06/15/19	185,000	191,937
Beazer Homes USA, Inc., 8.75%, 03/15/22(1)	140,000	149,100
Boyd Gaming Corp., 6.88%, 05/15/23	600,000	645,000
Cablevision Systems Corp., 5.88%, 09/15/22	200,000	185,000
Caesars Growth Properties Holdings LLC /
Caesars Growth Properties Finance, Inc.,
9.38%, 05/01/22	715,000	763,262
CBS Radio, Inc., 7.25%, 11/01/24(1)	35,000	36,444
Clear Channel Worldwide Holdings, Inc.,
Series B, 7.63%, 03/15/20	750,000	729,375
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	310,000	311,937
Dana Financing Luxembourg Sarl,
6.50%, 06/01/26(1)	110,000	117,287
Delphi Automotive PLC, 3.15%, 11/19/20	480,000	495,147
Diamond Resorts International, Inc.,
7.75%, 09/01/23(1)	50,000	49,500
DISH DBS Corp., 5.00%, 03/15/23	580,000	572,750
DISH DBS Corp., 7.75%, 07/01/26	35,000	38,522
Hanesbrands, Inc., 4.88%, 05/15/26(1)	295,000	301,637
iHeartCommunications, Inc., 9.00%, 12/15/19	270,000	205,875
Landry’s, Inc., 6.75%, 10/15/24(1)	170,000	173,825
Lennar Corp., 4.50%, 06/15/19	450,000	471,937
Lennar Corp., 4.88%, 12/15/23	145,000	149,713
Live Nation Entertainment, Inc.,
4.88%, 11/01/24(1)	245,000	245,000
M/I Homes, Inc., 6.75%, 01/15/21	290,000	306,675
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	676,800
MGM Growth Properties Operating
Partnership LP / MGP Finance
Co.-Issuer, Inc., 4.50%, 09/01/26(1)	205,000	201,605
MGM Resorts International, 4.63%, 09/01/26	445,000	430,538
Newell Brands, Inc., 3.85%, 04/01/23	40,000	42,501
Newell Brands, Inc., 5.00%, 11/15/23	180,000	193,381
Newell Brands, Inc., 4.20%, 04/01/26	55,000	59,496
PetSmart, Inc., 7.13%, 03/15/23(1)	600,000	629,250
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(1)	190,000	191,235
PulteGroup, Inc., 5.50%, 03/01/26	450,000	470,250
QVC, Inc., 5.13%, 07/02/22	600,000	629,583
RCN Telecom Services LLC / RCN
Capital Corp., 8.50%, 08/15/20(1)	500,000	533,438
Sally Holdings LLC / Sally Capital, Inc.,
5.63%, 12/01/25	305,000	327,113
Scientific Games International, Inc.,
7.00%, 01/01/22(1)	255,000	272,213
Signet UK Finance PLC, 4.70%, 06/15/24	500,000	486,345
Station Casinos LLC, 7.50%, 03/01/21	325,000	342,187
Tenneco, Inc., 5.00%, 07/15/26	360,000	362,700
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	663,000
Toll Brothers Finance Corp., 4.88%, 11/15/25	185,000	189,163
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc., 4.38%, 06/15/19	150,000	154,125
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc., 5.88%, 06/15/24	600,000	624,750
Total Consumer Discretionary		13,715,546

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples — 2.1%
Albertsons Cos. LLC / Safeway, Inc. /
New Albertson’s, Inc. / Albertson’s LLC,
5.75%, 03/15/25(1)	$260,000	$257,319
Dole Food Co., Inc., 7.25%, 05/01/19(1)	500,000	508,125
Flowers Foods, Inc., 3.50%, 10/01/26	225,000	221,472
Pinnacle Foods Finance LLC / Pinnacle
Foods Finance Corp., 5.88%, 01/15/24	85,000	91,535
Post Holdings, Inc., 5.00%, 08/15/26(1)	365,000	354,962
Rite Aid Corp., 6.13%, 04/01/23(1)	600,000	636,372
Safeway, Inc., 7.25%, 02/01/31	465,000	466,163
Tops Holding LLC / Tops Markets II Corp.,
8.00%, 06/15/22(1)	500,000	442,500
US Foods, Inc., 5.88%, 06/15/24(1)	75,000	78,938
Whole Foods Market, Inc., 5.20%, 12/03/25(1)	505,000	544,890
Total Consumer Staples		3,602,276

Energy — 5.5%
Antero Midstream Partners LP / Antero
Midstream Finance Corp., 5.38%, 09/15/24(1)	330,000	333,094
Callon Petroleum Co., 6.13%, 10/01/24(1)	205,000	211,662
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	950,000	990,375
Cheniere Corpus Christi Holdings LLC,
7.00%, 06/30/24(1)	650,000	692,250
Continental Resources, Inc., 5.00%, 09/15/22	380,000	375,250
Continental Resources, Inc., 4.50%, 04/15/23	230,000	220,225
Diamondback Energy, Inc., 4.75%, 11/01/24(1)	60,000	60,075
Enbridge Energy Partners LP, 4.38%, 10/15/20	80,000	85,438
EnLink Midstream Partners LP, 4.85%, 07/15/26	75,000	76,572
Gulfport Energy Corp., 6.00%, 10/15/24(1)	205,000	208,844
Holly Energy Partners LP / Holly Energy
Finance Corp., 6.00%, 08/01/24(1)	50,000	52,250
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	664,957
Laredo Petroleum, Inc., 5.63%, 01/15/22	270,000	264,600
Newfield Exploration Co., 5.75%, 01/30/22	440,000	460,900
Parsley Energy LLC / Parsley Finance Corp.,
6.25%, 06/01/24(1)	685,000	722,675
QEP Resources, Inc., 5.25%, 05/01/23	595,000	587,562
Range Resources Corp., 5.00%, 03/15/23(1)	515,000	500,837
Regency Energy Partners LP / Regency
Energy Finance Corp., 5.00%, 10/01/22	530,000	569,507
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	272,000
Sunoco LP / Sunoco Finance Corp.,
6.38%, 04/01/23	1,075,000	1,104,563
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	127,644
Transocean, Inc., 6.80%, 03/15/38	630,000	417,375
Whiting Petroleum Corp., 5.75%, 03/15/21	210,000	195,825
Total Energy		9,194,480

Financials — 8.7%
Air Lease Corp., 2.63%, 09/04/18	400,000	405,084
Aircastle Ltd., 5.00%, 04/01/23	625,000	648,437
Ally Financial, Inc., 4.25%, 04/15/21	535,000	541,019
Ally Financial, Inc., 5.75%, 11/20/25	535,000	549,712
Altice US Finance I Corp., 5.38%, 07/15/23(1)	410,000	422,812
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	193,566
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	463,540
Bank of New York Mellon Corp. (The),
Series E, 4.95%, perpetual(2)(3)	525,000	538,125
Berkshire Hathaway, Inc., 2.75%, 03/15/23	70,000	72,162
Berkshire Hathaway, Inc., 3.13%, 03/15/26	175,000	181,910

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp., 4.20%, 10/29/25	$460,000	$478,732
Citigroup, Inc., Series T, 6.25%, perpetual(2)(3)	710,000	765,309
Compass Bank, 3.88%, 04/10/25	500,000	487,718
First Horizon National Corp., 3.50%, 12/15/20	610,000	624,162
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	204,168
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	767,082
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	211,318
General Motors Financial Co., Inc.,
3.45%, 04/10/22	650,000	658,137
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/25	525,000	550,538
Icahn Enterprises LP / Icahn Enterprises
Finance Corp., 5.88%, 02/01/22	460,000	439,875
JPMorgan Chase & Co., Series V,
5.00%, perpetual(2)(3)	305,000	298,233
KeyCorp, Series D, 5.00%, perpetual(2)(3)	870,000	858,037
M&T Bank Corp., Series F, 5.13%,
perpetual(2)(3)	200,000	202,000
Morgan Stanley, 4.35%, 09/08/26	685,000	729,036
Navient Corp., 7.25%, 09/25/23	110,000	109,862
OM Asset Management PLC, 4.80%, 07/27/26	625,000	617,588
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	484,313
Santander Holdings USA, Inc., 2.70%, 05/24/19	525,000	530,426
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	384,094
Springleaf Finance Corp., 5.25%, 12/15/19	60,000	60,168
Teachers Insurance & Annuity Association
of America, 4.38%, 09/15/54(1)(2)	550,000	560,313
Wells Fargo & Co., Series K, 7.98%,
perpetual(2)(3)	500,000	521,875
Total Financials		14,559,351

Health Care — 4.6%
AbbVie, Inc., 3.60%, 05/14/25	500,000	509,972
Capsugel SA, 7.00%, 05/15/19(1)(4)	351,000	351,176
Centene Corp., 5.63%, 02/15/21	370,000	390,350
Centene Corp., 4.75%, 01/15/25	170,000	170,000
CHS / Community Health Systems, Inc.,
5.13%, 08/01/21	450,000	417,375
Double Eagle Acquisition Sub, Inc.,
7.50%, 10/01/24(1)	140,000	144,550
Endo Ltd. / Endo Finance LLC / Endo
Finco, Inc., 6.00%, 07/15/23(1)	450,000	391,500
HCA, Inc., 6.50%, 02/15/20	130,000	144,219
HCA, Inc., 5.25%, 06/15/26	295,000	309,160
HCA, Inc., 4.50%, 02/15/27	440,000	435,600
InVentiv Health, Inc., 9.00%, 01/15/18(1)	150,000	152,156
MEDNAX, Inc., 5.25%, 12/01/23(1)	370,000	387,575
MPH Acquisition Holdings LLC,
7.13%, 06/01/24(1)	35,000	37,534
Mylan NV, 3.15%, 06/15/21(1)	160,000	162,878
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	643,068
Quorum Health Corp., 11.63%, 04/15/23(1)	245,000	177,625
Shire Acquisitions Investments Ireland DAC,
2.40%, 09/23/21	70,000	69,564
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	420,000	413,965
Surgery Center Holdings, Inc.,
8.88%, 04/15/21(1)	270,000	288,225
Team Health, Inc., 7.25%, 12/15/23(1)	40,000	45,300
Tenet Healthcare Corp., 4.50%, 04/01/21	750,000	753,750

Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Tenet Healthcare Corp., 8.13%, 04/01/22	$330,000	$324,225
Universal Health Services, Inc.,
5.00%, 06/01/26(1)	200,000	208,000
Valeant Pharmaceuticals International, Inc.,
6.75%, 08/15/18(1)	550,000	533,500
Valeant Pharmaceuticals International, Inc.,
5.38%, 03/15/20(1)	100,000	85,500
Zoetis, Inc., 3.45%, 11/13/20	100,000	103,918
Total Health Care		7,650,685

Industrials — 4.0%
Advanced Disposal Services, Inc.,
8.25%, 10/01/20	375,000	392,344
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(1)	65,000	65,487
CEB, Inc., 5.63%, 06/15/23(1)	430,000	419,787
Harland Clarke Holdings Corp.,
6.88%, 03/01/20(1)	370,000	356,125
Hawaiian Airlines Pass-Through Certificates,
Class B, Series 2013-1, 4.95%, 01/15/22	1,025,020	1,028,864
Masco Corp., 5.95%, 03/15/22	600,000	682,500
Masco Corp., 4.38%, 04/01/26	375,000	391,875
Navistar International Corp., 8.25%, 11/01/21	255,000	250,856
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	384,563
Owens Corning, 3.40%, 08/15/26	620,000	614,996
Penske Truck Leasing Co. LP / PTL
Finance Corp., 3.38%, 02/01/22(1)	500,000	517,475
Prime Security Services Borrower LLC /
Prime Finance, Inc., 9.25%, 05/15/23(1)	300,000	318,870
Standard Industries, Inc., 5.50%, 02/15/23(1)	135,000	141,075
TransDigm, Inc., 6.00%, 07/15/22	600,000	629,250
UAL Pass-Through Trust, Series 2007-1,
6.64%, 07/02/22	467,040	499,149
Total Industrials		6,693,216

Information Technology — 2.9%
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	193,200
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 5.45%, 06/15/23(1)	155,000	166,279
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 7.13%, 06/15/24(1)	75,000	82,239
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 6.02%, 06/15/26(1)	175,000	191,028
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 8.10%, 07/15/36(1)	170,000	202,662
Diamond 1 Finance Corp. / Diamond 2
Finance Corp., 8.35%, 07/15/46(1)	140,000	170,293
First Data Corp., 5.00%, 01/15/24(1)	1,220,000	1,239,825
Flex Ltd., 4.75%, 06/15/25	480,000	516,977
Hewlett Packard Enterprise Co.,
2.70%, 10/05/17(1)	135,000	136,742
Hewlett Packard Enterprise Co.,
3.10%, 10/05/18(1)	130,000	132,977
Hewlett Packard Enterprise Co.,
3.85%, 10/15/20(1)	25,000	26,514
Hewlett Packard Enterprise Co.,
5.15%, 10/15/25(1)	135,000	144,151
Inception Merger Sub, Inc. / Rackspace
Hosting, Inc., 8.63%, 11/15/24(1)	415,000	416,556
Infor US, Inc., 6.50%, 05/15/22	265,000	275,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp., 2.40%, 09/15/23	$105,000	$104,831
Oracle Corp., 2.65%, 07/15/26	365,000	361,096
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	402,931
WESCO Distribution, Inc., 5.38%, 06/15/24(1)	155,000	157,170
Total Information Technology		4,921,071

Materials — 2.1%
AK Steel Corp., 7.50%, 07/15/23	290,000	313,200
Aleris International, Inc., 9.50%, 04/01/21(1)	450,000	484,875
Berry Plastics Corp., 6.00%, 10/15/22	500,000	532,185
Boise Cascade Co., 5.63%, 09/01/24(1)	355,000	360,769
Freeport-McMoRan, Inc., 3.55%, 03/01/22	295,000	271,400
Freeport-McMoRan, Inc., 3.88%, 03/15/23	190,000	173,850
Graphic Packaging International, Inc.,
4.13%, 08/15/24	460,000	458,850
Novelis Corp., 6.25%, 08/15/24(1)	50,000	52,125
Novelis Corp., 5.88%, 09/30/26(1)	530,000	537,950
Standard Industries, Inc., 6.00%, 10/15/25(1)	245,000	262,750
Total Materials		3,447,954

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/27	215,000	224,829
Corrections Corp. of America, 5.00%, 10/15/22	405,000	367,537
Digital Realty Trust LP, 3.40%, 10/01/20	645,000	669,647
Kilroy Realty LP, 4.38%, 10/01/25	500,000	534,634
Kimco Realty Corp., 3.40%, 11/01/22	395,000	414,058
MPT Operating Partnership LP / MPT
Finance Corp., 6.38%, 03/01/24	205,000	221,912
MPT Operating Partnership LP / MPT
Finance Corp., 5.25%, 08/01/26	30,000	30,675
National Retail Properties, Inc.,
4.00%, 11/15/25	185,000	196,510
Select Income REIT, 4.15%, 02/01/22	540,000	546,947
Sovran Acquisition LP, 3.50%, 07/01/26	220,000	221,156
Ventas Realty LP, 4.13%, 01/15/26	450,000	480,216
Welltower, Inc., 4.25%, 04/01/26	600,000	641,648
WP Carey, Inc., 4.25%, 10/01/26	220,000	222,542
Total Real Estate		4,772,311

Telecommunication Services — 2.0%
CenturyLink, Inc., Series T, 5.80%, 03/15/22	200,000	203,750
Crown Castle International Corp.,
4.88%, 04/15/22	160,000	176,928
Crown Castle International Corp.,
3.70%, 06/15/26	30,000	30,801
CSC Holdings LLC, 10.13%, 01/15/23(1)	400,000	452,000
CSC Holdings LLC, 5.50%, 04/15/27(1)	250,000	254,218
Frontier Communications Corp.,
10.50%, 09/15/22	565,000	589,719
Qwest Corp., 7.25%, 09/15/25	245,000	267,688
Sprint Communications, Inc., 6.00%, 11/15/22	700,000	652,750
T-Mobile USA, Inc., 6.38%, 03/01/25	155,000	166,529
T-Mobile USA, Inc., 6.50%, 01/15/26	155,000	171,275
Zayo Group LLC / Zayo Capital, Inc.,
6.38%, 05/15/25	330,000	331,650
Total Telecommunication Services		3,297,308

Investments	Principal	Value
CORPORATE BONDS (continued)
Utilities — 1.2%
Calpine Corp., 5.38%, 01/15/23	$365,000	$363,175
Dominion Resources, Inc., 2.96%, 07/01/19(5)	45,000	46,059
Exelon Corp., 2.85%, 06/15/20	385,000	396,612
NRG Energy, Inc., 7.25%, 05/15/26(1)	375,000	370,312
NRG Yield Operating LLC, 5.38%, 08/15/24	345,000	353,625
Southern Power Co., 4.15%, 12/01/25	475,000	509,317
Total Utilities		2,039,100
Total Corporate Bonds
(Cost $71,669,833)		73,893,298

FOREIGN BONDS — 22.0%
Consumer Discretionary — 1.7%
Altice Luxembourg SA, 7.75%,
05/15/22 (Luxembourg)(1)	500,000	528,125
Grupo Televisa Sab, 4.63%, 01/30/26 (Mexico)	415,000	443,669
SFR Group SA, 6.00%, 05/15/22 (France)(1)	710,000	728,638
SFR Group SA, 7.38%, 05/01/26 (France)(1)	585,000	591,581
Ziggo Secured Finance BV, 5.50%,
01/15/27 (Netherlands)(1)	520,000	512,038
Total Consumer Discretionary		2,804,051

Energy — 3.3%
Alberta Energy Co. Ltd., 8.13%,
09/15/30 (Canada)	305,000	367,420
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	440,000	473,000
EnCana Corp., 3.90%, 11/15/21 (Canada)	395,000	400,648
Equate Petrochemical BV, 4.25%,
11/03/26 (Kuwait)(1)	515,000	508,563
KazMunayGas National Co. JSC, 6.38%,
04/09/21 (Kazakhstan)(1)	430,000	473,837
Petrobras Global Finance BV, 8.38%,
05/23/21 (Brazil)	390,000	432,042
Petrobras Global Finance BV, 8.75%,
05/23/26 (Brazil)	610,000	688,690
Petroleos Mexicanos, 4.88%,
01/24/22 (Mexico)	430,000	440,664
Petroleos Mexicanos, 6.88%,
08/04/26 (Mexico)(1)	315,000	352,926
Petroleos Mexicanos, 6.50%,
06/02/41 (Mexico)	195,000	190,515
Southern Gas Corridor CJSC, 6.88%,
03/24/26 (Azerbaijan)(1)	445,000	502,757
YPF SA, 8.50%, 03/23/21 (Argentina)(1)	615,000	677,853
Total Energy		5,508,915

Financials — 3.6%
AerCap Ireland Capital Ltd. / AerCap
Global Aviation Trust, 4.63%,
10/30/20 (Netherlands)	375,000	395,625
AerCap Ireland Capital Ltd. / AerCap
Global Aviation Trust, 4.50%,
05/15/21 (Netherlands)	600,000	625,200
Australia & New Zealand Banking
Group Ltd., 4.40%, 05/19/26 (Australia)(1)	890,000	930,604
Banco de Bogota SA, 6.25%,
05/12/26 (Colombia)(1)	475,000	491,625
Banco Nacional de Comercio Exterior SNC,
4.38%, 10/14/25 (Mexico)(1)	400,000	414,960

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Guanay Finance Ltd., 6.00%,
12/15/20 (Chile)(1)	$870,529	$893,381
HSBC Holdings PLC, 3.60%,
05/25/23 (United Kingdom)	350,000	361,993
ICICI Bank Ltd. / Dubai, 4.00%,
03/18/26 (India)(1)	335,000	341,247
Societe Generale SA, 4.75%,
11/24/25 (France)(1)	765,000	789,471
Toronto-Dominion Bank (The), 3.63%,
09/15/31 (Canada)(2)	245,000	245,111
UBS Group Funding Jersey Ltd., 2.65%,
02/01/22 (Switzerland)(1)	525,000	523,752
Woodside Finance Ltd., 3.70%,
09/15/26 (Australia)(1)	115,000	114,938
Total Financials		6,127,907

Government — 6.3%
Argentine Republic Government International
Bond, 6.88%, 04/22/21 (Argentina)(1)	450,000	488,025
Argentine Republic Government International
Bond, 7.50%, 04/22/26 (Argentina)(1)	620,000	678,900
Argentine Republic Government International
Bond, 7.13%, 07/06/36 (Argentina)(1)	885,000	914,648
Argentine Republic Government International
Bond, 7.63%, 04/22/46 (Argentina)(1)	245,000	268,152
Bahrain Government International Bond,
7.00%, 10/12/28 (Bahrain)(1)	600,000	619,500
City of Buenos Aires Argentina, 7.50%,
06/01/27 (Argentina)(1)	315,000	340,200
Dominican Republic International Bond,
6.88%, 01/29/26 (Dominican Republic)(1)	590,000	649,000
Jordan Government International Bond,
5.75%, 01/31/27 (Jordan)(1)	685,000	682,466
Mexico Government International Bond,
4.75%, 03/08/44 (Mexico)	890,000	890,000
Oman Government International Bond,
4.75%, 06/15/26 (Oman)(1)	880,000	889,900
Provincia De Buenos Aire, 9.13%,
03/16/24 (Argentina)	905,000	1,004,550
Provincia de Buenos Aires / Argentina,
7.88%, 06/15/27 (Argentina)(1)	880,000	906,400
Saudi Government International Bond,
2.38%, 10/26/21 (Saudi Arabia)(1)	345,000	344,250
Saudi Government International Bond,
3.25%, 10/26/26 (Saudi Arabia)(1)	365,000	360,270
Sri Lanka Government International Bond,
6.85%, 11/03/25 (Sri Lanka)(1)	900,000	950,707
Turkey Government International Bond,
4.88%, 10/09/26 (Turkey)	600,000	599,654
Total Government		10,586,622

Health Care — 0.5%
Concordia International Corp., 9.00%,
04/01/22 (Canada)(1)	105,000	101,981
Fresenius US Finance II, Inc., 4.50%,
01/15/23 (Germany)(1)	145,000	151,888
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 07/21/23 (Israel)	110,000	108,403
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 (Israel)	435,000	424,218
Total Health Care		786,490

Investments	Principal	Value
FOREIGN BONDS (continued)
Industrials — 2.0%
Air Canada Pass Through Trust, Class B,
Series 2013-1, 5.38%, 05/15/21 (Canada)(1)	$1,615,873	$1,694,647
Bombardier, Inc., 4.75%, 04/15/19 (Canada)	620,000	620,000
British Airways Pass-Through Trust, Class B,
Series 2013-1, 5.63%, 06/20/20
(United Kingdom)(1)	243,112	255,267
Cemex Finance LLC, 6.00%,
04/01/24 (Mexico)(1)	535,000	555,062
Scf Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	249,556
Total Industrials		3,374,532

Information Technology — 0.2%
Nxp BV / Nxp Funding LLC, 4.63%,
06/01/23 (Netherlands)(1)	365,000	400,588

Materials — 2.8%
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	561,000
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc., 7.25%,
05/15/24 (Ireland)(1)	395,000	418,700
BHP Billiton Finance USA Ltd.,
6.75%, 10/19/75 (Australia)(1)(2)	240,000	272,400
BlueScope Steel Finance Ltd. / BlueScope
Steel Finance USA LLC, 6.50%,
05/15/21 (Australia)(1)	300,000	317,280
FMG Resources Pty Ltd., 9.75%,
03/01/22 (Australia)(1)	260,000	303,602
Ineos Group Holdings SA, 5.63%,
08/01/24 (Luxembourg)(1)	535,000	531,656
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	458,318
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu,
5.13%, 07/15/23 (New Zealand)(1)	270,000	276,919
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu,
7.00%, 07/15/24 (New Zealand)(1)	25,000	26,766
Teck Resources Ltd., 8.00%,
06/01/21 (Canada)(1)	70,000	76,650
Teck Resources Ltd., 8.50%,
06/01/24 (Canada)(1)	190,000	220,400
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	325,000	347,344
Vedanta Resources PLC, 8.25%,
06/07/21 (India)(1)	800,000	823,040
Total Materials		4,634,075

Real Estate — 0.3%
WEA Finance LLC / Westfield UK & Europe
Finance PLC, 3.25%, 10/05/20 (Australia)(1)	450,000	466,144

Telecommunication Services — 0.9%
GTH Finance BV, 7.25%, 04/26/23
(Netherlands)(1)	800,000	853,800
Intelsat Jackson Holdings SA, 7.25%,
04/01/19 (Luxembourg)	520,000	417,300
Virgin Media Finance PLC, 6.00%,
10/15/24 (United Kingdom)(1)	250,000	254,687
Total Telecommunication Services		1,525,787

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
FOREIGN BONDS (continued)
Utilities — 0.4%
Majapahit Holding BV, 7.75%,
01/20/20 (Indonesia)(1)	$550,000	$631,125
Total Foreign Bonds
(Cost $35,207,920)		36,846,236

TERM LOANS — 14.5%
Consumer Discretionary — 2.7%
Aristocrat International Pty, 3.63%, 10/20/21(2)	503,937	506,825
Caesars Entertainment Resort Properties LLC,
7.00%, 10/11/20(2)	850,276	856,653
CDS US Intermediate Holdings, Inc., 5.00%,
07/08/22(2)	445,500	446,894
Cengage Learning, Inc., 5.25%, 06/07/23(2)	147,630	144,739
Delta 2 Lux Sarl, 4.75%, 07/30/21(2)	460,000	461,599
Floor and Decor Outlets of America, Inc.,
5.25%, 09/29/23(2)	343,000	344,286
Leslie’s Poolmart, Inc., 5.25%, 08/16/23(2)	248,000	250,118
Mohegan Tribal Gaming Authority, 5.50%,
09/30/23(2)	350,000	349,619
Party City Holdings, Inc., 3.75%, 08/19/22(2)	347,822	349,318
Scientific Games International, Inc., 6.00%,
10/01/21(2)	296,231	297,897
UFC Holdings LLC, 5.00%, 08/18/23(2)	531,000	536,353
Total Consumer Discretionary		4,544,301

Consumer Staples — 1.9%
Albertson’s LLC, 4.50%, 08/25/21(2)	596,886	602,067
Albertson’s LLC, 4.75%, 12/21/22(2)	222,881	225,452
Amplify Snack Brands, Inc., 6.50%, 09/02/23(2)	530,000	529,669
ASP MSG Acquisition Co., Inc., 6.00%,
08/16/23(2)	339,000	342,390
Chobani LLC, 5.25%, 10/07/23(2)	102,000	103,212
Coty, Inc., 3.75%, 10/27/22(2)	106,465	106,809
Galleria Co., 3.75%, 01/26/23(2)	214,000	215,871
Hostess Brands LLC, 4.50%, 08/03/22(2)	301,950	304,497
Hostess Brands LLC, 8.50%, 08/03/23(2)	500,000	504,845
Kronos Incorporated, 9.75%, 04/30/20(2)	36,962	37,516
Kronos, Inc., 0.00%, 10/18/24(2)(6)	178,000	183,970
Pinnacle Foods Finance LLC, 3.28%,
01/13/23(2)	76,423	77,177
Total Consumer Staples		3,233,475

Energy — 0.5%
Chesapeake Energy Corp., 8.50%, 08/23/21(2)	71,000	76,177
EP Energy LLC, 9.75%, 06/30/21(2)	345,000	354,488
MEG Energy Corp., 3.75%, 03/31/20(2)	379,006	358,693
Total Energy		789,358

Financials — 0.5%
iStar, Inc., 5.50%, 07/01/20(2)	26,100	26,416
Lonestar Intermediate Super Holdings, LLC,
0.00%, 08/31/21(2)(6)	340,000	343,684
Walter Investment Management, 4.75%,
12/18/20(2)	485,000	455,395
Total Financials		825,495

Health Care — 2.5%
CHG Healthcare Services, Inc. (fka CHG
Buyer Corporation), 4.75%, 06/07/23(2)	263,675	266,081
Concordia Healthcare Corp., 5.25%, 10/21/21(2)	260,035	233,613

Investments	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Greatbatch, Ltd., 5.25%, 10/27/22(2)	$210,410	$207,938
inVentiv Health, Inc., 0.00%, 10/17/23(2)(6)	103,000	103,129
InVentiv Health, Inc., 8.75%, 05/15/18(2)	500,000	500,437
MPH Acquisition Holdings LLC, 5.00%,
06/07/23(2)	102,375	103,630
NVA Holdings, Inc, 5.50%, 08/14/21(2)	313,156	313,939
NVA Holdings, Inc., 8.00%, 08/14/22(2)	572,000	574,145
Ortho-Clinical Diagnostics, Inc., 4.75%,
06/30/21(2)	395,949	387,906
Quorum Health Corp, 6.75%, 04/29/22(2)	253,725	236,599
Sedgwick Claims Management Services, Inc.,
6.75%, 02/28/22(2)	650,000	646,750
Surgery Center Holdings, Inc.,
4.75%, 11/03/20(2)	376,172	378,288
U.S. Renal Care, Inc., 5.25%, 12/30/22(2)	273,975	263,101
Total Health Care		4,215,556

Industrials — 1.7%
84 Lumber Co., 0.00%, 10/12/23(2)(6)	430,000	426,775
Aspen Merger Sub, Inc., 5.25%, 09/27/23(2)	201,000	203,094
Brickman Group Ltd LLC (The), 7.50%,
12/17/21(2)	439,000	439,411
McGraw-Hill Global Education Holdings, LLC,
5.00%, 05/04/22(2)	267,330	267,330
NAVISTAR, Inc., 6.50%, 08/07/20(2)	548,615	552,729
PAE Holding Corp., 6.50%, 10/12/22(2)	136,000	136,000
Prime Security Services Borrow,
4.75%, 05/02/22(2)	20,948	21,135
TransDigm, Inc., 3.84%, 06/04/21(2)	320,896	320,776
Waste Industries USA, Inc., 3.50%, 02/27/20(2)	444,361	445,818
Total Industrials		2,813,068

Information Technology — 2.1%
Blackboard, Inc., 0.00%, 06/30/21(2)(6)	265,000	263,211
First Data Corporation, 3.52%, 03/24/21(2)	1,995,815	2,007,042
Inception Merger Sub, Inc., 0.00%, 10/25/23(2)(6)	245,000	246,722
NXP B.V., 3.41%, 12/07/20(2)	165,825	166,678
ON Semiconductor Corp., 3.78%, 03/31/23(2)	317,000	319,417
Quorum Health Corp., 5.00%, 09/29/23(2)	113,000	114,130
Veritas US, Inc., 0.00%, 01/27/23(2)(6)	460,000	429,599
Western Digital Corp., 4.50%, 04/29/23(2)	30,923	31,312
Total Information Technology		3,578,111

Materials — 1.1%
Anchor Glass Container Corp.,
4.75%, 07/01/22(2)	468,216	473,629
CPI Acquisition, Inc., 5.50%, 08/17/22(2)	375,000	369,217
Huntsman International LLC,
4.25%, 04/01/23(2)	197,010	198,775
OMNOVA Solutions, Inc., 5.25%, 08/25/23(2)	435,000	435,544
PQ Corp, 5.75%, 11/04/22(2)	112,718	112,858
Univar USA, Inc., 4.25%, 07/01/22(2)	306,900	307,795
Total Materials		1,897,818

Real Estate — 0.4%
Capital Automotive LP, 6.00%, 04/30/20(2)	650,000	656,552

Telecommunication Services — 0.3%
Virgin Media Investment Holdings, Ltd.,
3.50%, 06/30/23(2)	400,000	402,176

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
TERM LOANS (continued)
Utilities — 0.8%
APLP Holdings LP, 6.00%, 04/13/23(2)	$509,865	$519,106
NRG Energy, Inc., 3.50%, 06/30/23(2)	375,736	376,910
TEX Operations Co. LLC, 5.00%, 08/04/23(2)	324,490	327,850
TEX Operations Co. LLC, 5.00%, 08/04/23(2)	73,469	74,230
Total Utilities		1,298,096
Total Term Loans
(Cost $24,000,296)		24,254,006

MORTGAGE BACKED SECURITIES — 12.7%
Commercial Mortgage Backed Securities — 3.9%
Colony Multifamily Mortgage Trust, Class A,
Series 2014-1, 2.54%, 04/20/50(1)	654,051	652,098
Credit Suisse Commercial Mortgage Trust,
Class A1AM, Series 2007-C5,
5.87%, 09/15/40(2)	1,000,000	926,218
DBUBS Mortgage Trust, Class D, Series
2011-LC3A, 5.35%, 08/10/44(1)(2)	905,000	945,620
GAHR Commercial Mortgage Trust, Class CFX,
Series 2015-NRF, 3.38%, 12/15/34(1)(2)	400,000	407,713
Hilton USA Trust, Class EFX, Series 2013-HLT,
5.61%, 11/05/30(1)(2)	1,000,000	1,001,887
JPMorgan Chase Commercial Mortgage
Securities Trust, Class AM, Series 2007-LDPX,
5.46%, 01/15/49(2)	478,000	469,324
Morgan Stanley Bank of America Merrill Lynch
Trust, Class AS, Series 2015-C22,
3.56%, 04/15/48	1,000,000	1,039,009
Morgan Stanley Bank of America Merrill Lynch
Trust, Class C, Series 2015-C26, 4.41%,
10/15/48(2)	385,000	395,794
Motel 6 Trust, Class D, Series 2015-MTL6,
4.53%, 02/05/30(1)	400,000	403,338
WFRBS Commercial Mortgage Trust, Class C,
Series 2011-C5, 5.68%, 11/15/44(1)(2)	235,000	257,884
Total Commercial Mortgage Backed Securities		6,498,885

Mortgage Securities — 1.9%
Fannie Mae Pool, 3.50%, 01/01/46	2,122,560	2,228,557
Federal Home Loan Mortgage Corporation,
3.50%, 04/01/46	763,893	802,026
Freddie Mac Gold Pool, 3.00%, 04/01/45	232,974	241,409
Total Mortgage Securities		3,271,992

Residential Mortgage Backed Securities — 6.9%
American Homes 4 Rent Trust, Class C,
Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	555,035
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates,
Class M4, Series 2003-AR3, 4.75%,
06/25/33(2)	535,000	518,548
Bear Stearns ARM Trust, Class 22A1,
Series 2004-9, 3.60%, 11/25/34(2)	394,786	389,238
Chase Mortgage Trust, Class M2, Series 2016-1,
3.75%, 04/25/45(1)(2)	365,542	377,094
Chase Mortgage Trust, Class M2, Series 2016-2,
3.75%, 12/25/45(1)(2)	553,843	571,348
Colony American Finance Ltd., Class A,
Series 2015-1 (Cayman Islands),
2.90%, 10/15/47(1)	295,154	298,090

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Colony Starwood Homes Trust, Class C,
Series 2016-2A, 2.69%, 12/17/33(1)(2)	$430,000	$430,000
CSMC Mortgage-Backed Trust, Class 3A1,
Series 2006-8, 6.00%, 10/25/21	195,018	187,288
Federal Home Loan Mortgage Corporation,
Class M2, Series 2016-DNA2, 2.73%,
10/25/28(2)	850,000	860,054
GMACM Mortgage Loan Trust, Class A5,
Series 2003-AR1, 3.77%, 10/19/33(2)	289,856	293,187
GSR Mortgage Loan Trust, Class 2A4,
Series 2006-1F, 6.00%, 02/25/36	390,296	344,359
MASTR Adjustable Rate Mortgages Trust,
Class 3A1, Series 2005-1, 3.33%, 02/25/35(2)	308,293	283,078
MASTR Alternative Loan Trust, Class 7A1,
Series 2004-6, 6.00%, 07/25/34	394,443	388,468
New Residential Mortgage Loan Trust, Class A,
Series 2014-1A, 3.75%, 01/25/54(1)(2)	375,362	391,072
New Residential Mortgage Loan Trust, Class A3,
Series 2014-2A, 3.75%, 05/25/54(1)(2)	197,556	205,644
New Residential Mortgage Loan Trust, Class A1,
Series 2015-2A, 3.75%, 08/25/55(1)(2)	373,698	389,966
New Residential Mortgage Loan Trust, Class A1,
Series 2016-1A, 3.75%, 03/25/56(1)(2)	224,763	233,214
Resecuritization Pass-Through Trust, Class A5,
Series 2005-8R, 6.00%, 10/25/34	157,033	158,322
Residential Asset Securitization Trust, Class A3,
Series 2005-A1, 5.50%, 04/25/35	1,502,453	1,502,817
Sequoia Mortgage Trust, Class A6,
Series 2014-4, 3.50%, 11/25/44(1)(2)	390,591	402,233
Sequoia Mortgage Trust, Class A1,
Series 2015-1, 3.50%, 01/25/45(1)(2)	256,384	265,820
Towd Point Mortgage Trust, Class A2,
Series 2015-1, 3.25%, 10/25/53(1)(2)	340,000	344,919
Towd Point Mortgage Trust, Class A2,
Series 2015-5, 3.50%, 05/25/55(1)(2)	425,000	425,840
Towd Point Mortgage Trust, Class 1M1,
Series 2015-2, 3.25%, 11/25/60(1)(2)	625,000	602,925
VOLT LI LLC, Class A1, Series 2016-NP11,
3.50%, 10/25/46(1)(5)	255,000	255,000
VOLT XXIX LLC, Class A1, Series 2014-NP10,
3.38%, 10/25/54(1)(5)	679,262	681,399
VOLT XXXV, Class A1, Series 2016-NPL9,
3.50%, 09/25/46(1)(5)	172,087	172,522
Total Residential Mortgage Backed Securities		11,527,480
Total Mortgage Backed Securities
(Cost $21,257,404)		21,298,357

ASSET BACKED SECURITIES — 4.7%
CarFinance Capital Auto Trust, Class D,
Series 2014-1A, 4.90%, 04/15/20(1)	505,000	506,571
Citi Held For Asset Issuance, Class B,
Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	455,711
CKE Restaurant Holdings, Inc., Class A2,
Series 2013-1A, 4.47%, 03/20/43(1)	947,500	948,878
Conn’s Receivables Funding LLC, Class A,
Series 2016-B, 3.73%, 10/15/18(1)	515,000	515,623
Consumer Installment Loan Trust, Class A,
Series 2016-LD1, 3.96%, 07/15/22(1)	490,491	493,274
DT Auto Owner Trust, Class C,
Series 2015-3A, 3.25%, 07/15/21(1)	675,000	682,667

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)
October 31, 2016

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class C,
Series 2015-1A, 4.10%, 12/15/20(1)	$450,000	$457,622
Exeter Automobile Receivables Trust, Class D,
Series 2015-3A, 6.55%, 10/17/22(1)	455,000	466,526
Flagship Credit Auto Trust, Class D,
Series 2015-1, 5.26%, 07/15/21(1)	435,000	439,572
Flagship Credit Auto Trust, Class D,
Series 2016-3, 3.89%, 11/15/22(1)	525,000	524,563
Murray Hill Marketplace Trust, Class A,
Series 2016-LC1, 4.19%, 11/25/22(1)	430,000	430,219
Taco Bell Funding LLC, Class A2I,
Series 2016-1A, 3.83%, 05/25/46(1)	530,000	539,821
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A,
4.90%, 10/25/23(1)	505,419	511,030
Wendy’s Funding LLC, Class A2II,
Series 2015-1A, 4.08%, 06/15/45(1)	990,000	998,208
Total Asset Backed Securities
(Cost $7,937,263)		7,970,285

MUNICIPAL BOND — 1.0%
State of California, 7.60%, 11/01/40
(Cost $1,741,776)	1,075,000	1,690,126

MONEY MARKET FUND — 1.0%
JP Morgan U.S. Government Money Market
Fund Institutional Shares, 0.29%(7)
(Cost $1,600,808)	1,600,808	1,600,808
TOTAL INVESTMENTS — 100.0%
(Cost $163,415,300)		167,553,116
Liabilities in Excess of
Other Assets — (0.0)%***		(79,367)

Net Assets — 100.0%		$167,473,749

***	Less than 0.05%.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2016, the aggregate value of these securities was $67,520,272, or 40.32% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security. 100% of the income was received in cash.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2016.
(6)	The loan will settle after October 31, 2016 at which the interest will be determined.
(7)	The rate shown reflects the seven-day yield as of October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
October 31, 2016

Assets:	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	iSectors Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Investments, at cost	$31,690,607	$31,337,994	$9,423,423	$15,409,446	$52,465,393	$163,415,300
Investments, at value (including securities on loan)[1]	22,888,389	27,799,731	9,348,523	15,393,062	52,383,121	167,553,116
Cash	520,229	1,115,107	—	15,718,659	25,492,019	1,496,446
Receivables:
Securities lending receivable	4,142	3,262	—	—	—	—
Dividends and interest receivable	—	—	6	—	—	1,698,390
Investment securities sold	—	—	3,224,398	19,093,311	65,348,729	3,457,177
Prepaid expenses	—	—	—	—	—	1,923
Total Assets	23,412,760	28,918,100	12,572,927	50,205,032	143,223,869	174,207,052

Liabilities:
Payables:
Investment securities purchased	—	—	3,230,144	24,468,388	77,988,049	6,541,671
Collateral for securities on loan	5,352,399	5,769,958	—	—	—	—
Sub-advisory fees	14,920	18,094	7,547	22,087	52,347	—
Insurance fees	—	—	—	—	—	5,154
Advisory fees	—	—	—	—	—	101,808
Transfer Agent fees	—	—	—	—	—	1,530
Accounting and Administration fees	—	—	—	—	—	37,707
Custody fees	—	—	—	—	—	6,075
Professional fees	—	—	—	—	—	28,953
Pricing fees	—	—	—	—	—	7,821
Reports to Shareholder fees	—	—	—	—	—	627
Trustee fees	—	—	—	—	—	521
Distribution fees	—	—	—	—	—	1,436
Total Liabilities	5,367,319	5,788,052	3,237,691	24,490,475	78,040,396	6,733,303
Net Assets	$18,045,441	$23,130,048	$9,335,236	$25,714,557	$65,183,473	$167,473,749

Net Assets Consist of:
Paid-in capital	$35,250,517	$29,435,799	$9,853,633	$29,247,348	$73,836,542	$160,442,027
Undistributed (Accumulated) net investment
income (loss)	(95,019)	(78,011)	12,967	192,254	224,249	255,902
Undistributed (Accumulated) net realized
gain (loss) on investments	(8,307,839)	(2,689,477)	(456,464)	(3,708,661)	(8,795,046)	2,638,004
Net unrealized appreciation (depreciation)
on investments	(8,802,218)	(3,538,263)	(74,900)	(16,384)	(82,272)	4,137,816
Net Assets	$18,045,441	$23,130,048	$9,335,236	$25,714,557	$65,183,473	$167,473,749
Shares outstanding (unlimited number of shares
of beneficial interest authorized, no par value)	1,000,004	800,004	400,004	1,150,004	3,050,004	6,450,004
Net asset value per share	$18.05	$28.91	$23.34	$22.36	$21.37	$25.96
1 Market value of securities on loan	$5,270,860	$6,362,346	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended October 31, 2016

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	iSectors Post-MPT Growth ETF[1]	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Investment Income:
Dividend income	$—	$57,641	$28,386	$530,307	$1,019,196	$—
Interest income	—	—	—	—	—	7,702,674
Securities lending, net of fees	36,021	31,064	—	—	—	—
Total Investment Income	36,021	88,705	28,386	530,307	1,019,196	7,702,674

Expenses:
Advisory fees	—	—	—	—	—	1,183,899
Sub-Advisory fees	166,692	177,145	15,419	288,324	660,800	—
Tax expense	335	335	—	1,147	335	1,193
Interest expense	—	—	—	960	—	—
Custody fees	—	—	—	—	—	26,714
Distribution fees	—	—	—	—	—	16,913
Exchange listing fees	—	—	—	—	—	12,804
Professional fees	—	—	—	—	—	50,080
Insurance fees	—	—	—	—	—	14,439
Accounting and Administration fees	—	—	—	—	—	177,618
Transfer agent fees	—	—	—	—	—	12,781
Trustee fees	—	—	—	—	—	6,017
Reports to shareholder fees	—	—	—	—	—	20,676
Pricing fees	—	—	—	—	—	11,031
Other expenses	—	—	—	—	—	4,045
Total Expenses	167,027	177,480	15,419	290,431	661,135	1,538,210
Less expense waivers/reimbursements	—	—	—	—	—	(183,990)
Net Investment Income (Loss)	(131,006)	(88,775)	12,967	239,876	358,061	6,348,454
Net Realized Gain (Loss) on:
Investments	(7,869,309)	(2,679,357)	(456,464)	(2,663,254)	(5,544,575)	2,692,051
In-kind transactions	1,423,614	1,846,810	—	162,495	414,872	18
Total Net Realized Gain (Loss)	(6,445,695)	(832,547)	(456,464)	(2,500,759)	(5,129,703)	2,692,069

Change in Net Unrealized Appreciation
(Depreciation) on:
Investments	(1,172,468)	780	(74,900)	(140,342)	(543,007)	3,630,805
Total Change in Net Unrealized
Appreciation (Depreciation)	(1,172,468)	780	(74,900)	(140,342)	(543,007)	3,630,805
Net Realized and Change in Unrealized
Gain (Loss)	(7,618,163)	(831,767)	(531,364)	(2,641,101)	(5,672,710)	6,322,874

Net Increase (Decrease) in Net Assets Resulting
from Operations	$(7,749,169)	$(920,542)	$(518,397)	$(2,401,225)	$(5,314,649)	$12,671,328

1	From August 16, 2016 (Commencement of operations) through October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	BioShares Biotechnology Clinical Trials Fund		BioShares Biotechnology Products Fund
	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(131,006)	$(158,980)	$(88,775)	$(81,148)
Net realized gain (loss) on investments	(6,445,695)	1,898,677	(832,547)	1,513,389
Net change in unrealized appreciation
(depreciation) on investments	(1,172,468)	(7,629,750)	780	(3,539,043)
Net increase (decrease) in net assets resulting
from operations	(7,749,169)	(5,890,053)	(920,542)	(2,106,802)
Distributions to Shareholders from:
Net realized gain	(125,231)	—	(278,077)	—
Total distributions	(125,231)	—	(278,077)	—
Shareholder Transactions:
Proceeds from shares sold	10,198,398	43,806,752	11,705,989	36,716,553
Cost of shares redeemed	(7,539,301)	(14,655,955)	(10,251,469)	(11,735,604)
Net increase (decrease) in net assets resulting from
shareholder transactions	2,659,097	29,150,797	1,454,520	24,980,949
Increase (decrease) in net assets	(5,215,303)	23,260,744	255,901	22,874,147
Net Assets:
Beginning of period	23,260,744	—	22,874,147	—
End of period	$18,045,441	$23,260,744	$23,130,048	$22,874,147
Undistributed (Accumulated) net investment income (loss)	(95,019)	—	(78,011)	—
Changes in Shares Outstanding:
Shares outstanding, beginning of period	850,004	—	750,004	—
Shares sold	450,000	1,300,004	400,000	1,100,004
Shares redeemed	(300,000)	(450,000)	(350,000)	(350,000)
Shares outstanding, end of period	1,000,004	850,004	800,004	750,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	iSectors Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF
	For the Period August 16, 2016[1] Through October 31, 2016	For the Year Ended October 31, 2016	For the Period June 9, 2015[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$12,967	$239,876	$130,888
Net realized gain (loss) on investments	(456,464)	(2,500,759)	(1,579,890)
Net change in unrealized appreciation (depreciation)
on investments	(74,900)	(140,342)	123,958
Net increase (decrease) in net assets resulting
from operations	(518,397)	(2,401,225)	(1,325,044)
Distributions to Shareholders from:
Net investment income	—	(179,322)	—
Total distributions	—	(179,322)	—
Shareholder Transactions:
Proceeds from shares sold	9,853,633	12,594,223	49,945,589
Cost of shares redeemed	—	(32,919,664)	—
Net increase (decrease) in net assets resulting
from shareholder transactions	9,853,633	(20,325,441)	49,945,589
Increase (decrease) in net assets	9,335,236	(22,905,988)	48,620,545
Net Assets:
Beginning of period	—	48,620,545	—
End of period	$9,335,236	$25,714,557	$48,620,545
Undistributed (Accumulated) net investment income (loss)	12,967	192,254	130,888
Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	2,050,000	—
Shares sold	400,004	550,004	2,050,000
Shares redeemed	—	(1,450,000)	—
Shares outstanding, end of period	400,004	1,150,004	2,050,000

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Tuttle Tactical Management U.S. Core ETF		Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Year Ended October 31, 2016	For the Period February 24, 2015[1] Through October 31, 2015	For the Year Ended October 31, 2016	For the Period August 10, 2015[1] Through October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$358,061	$(18,900)	$6,348,454	$262,322
Net realized gain (loss) on investments	(5,129,703)	(3,922,839)	2,692,069	(12,424)
Net change in unrealized appreciation (depreciation)
on investments	(543,007)	460,735	3,630,805	507,011
Net increase (decrease) in net assets resulting
from operations	(5,314,649)	(3,481,004)	12,671,328	756,909
Distributions to Shareholders from:
Net investment income	(133,812)	—	(6,228,079)	(179,639)
Total distributions	(133,812)	—	(6,228,079)	(179,639)
Shareholder Transactions:
Proceeds from shares sold	29,461,827	80,633,448	29,650,887	153,708,649
Cost of shares redeemed	(34,777,047)	(1,205,290)	(21,655,327)	(1,250,979)
Net increase (decrease) in net assets resulting from
shareholder transactions	(5,315,220)	79,428,158	7,995,560	152,457,670
Increase (decrease) in net assets	(10,763,681)	75,947,154	14,438,809	153,034,940
Net Assets:
Beginning of period	75,947,154	—	153,034,940	—
End of period	$65,183,473	$75,947,154	$167,473,749	$153,034,940
Undistributed (Accumulated) net investment income (loss)	224,249	—	255,902	106,546
Changes in Shares Outstanding:
Shares outstanding, beginning of period	3,300,004	—	6,100,004	—
Shares sold	1,350,000	3,350,004	1,200,000	6,150,004
Shares redeemed	(1,600,000)	(50,000)	(850,000)	(50,000)
Shares outstanding, end of period	3,050,004	3,300,004	6,450,004	6,100,004

1	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	BioShares Biotechnology Clinical Trials Fund
	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$27.37	$25.00
Investment operations:
Net investment loss[2]	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	(9.03)	2.61 [3]
Total from investment operations	(9.17)	2.37

Less Distributions from:
Net Realized gains	(0.15)	—
Total distributions	(0.15)	—
Net Asset Value, End of Period	$18.05	$27.37
Net Asset Value Total Return[4]	(33.73)%	9.46%
Net assets, end of period (000’s omitted)	$18,045	$23,261

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5]	0.85%[6,7]
Net investment loss	(0.67)%	(0.85)%[6]
Portfolio turnover rate[8]	54%	76%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	The ratio of expenses to average net assets includes tax expense fees of less than 0.01%.
6	Annualized.
7	The ratio of expenses to average net assets includes interest expense fees of less than 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	BioShares Biotechnology Products Fund
	For the Year Ended October 31, 2016	For the Period December 16, 2014[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$30.50	$25.00
Investment operations:
Net investment loss[2]	(0.12)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.07)	5.67 [3]
Total from investment operations	(1.19)	5.50

Less Distributions from:
Net Realized gains	(0.40)	—
Total distributions	(0.40)	—
Net Asset Value, End of Period	$28.91	$30.50
Net Asset Value Total Return[4]	(3.97)%	21.99%
Net assets, end of period (000’s omitted)	$23,130	$22,874

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.85%[5]	0.86%[6,7]
Net investment loss	(0.43)%	(0.58)%[6]
Portfolio turnover rate[8]	35%	45%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes due to the timing of creation of Fund shares in relation to fluctuating market values.
4	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
5	The ratio of expenses to average net assets includes tax expense fees of less than 0.01%.
6	Annualized.
7	The ratio of expenses to average net assets includes interest expense fees of 0.01%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

iSectors Post-MPT Growth ETF
For the Period August 16, 2016[1] Through October 31, 2016
Per Share Data for a Share Outstanding Throughout the Period:
Net asset value, beginning of period	$24.89
Investment operations:
Net investment income[2]	0.04
Net realized and unrealized loss on investments	(1.59)
Total from investment operations	(1.55)
Net Asset Value, End of Period	$23.34

Net Asset Value Total Return[3]	(6.25)%
Net assets, end of period (000’s omitted)	$9,335

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.95%[4]
Net investment income	0.80%[4]
Portfolio turnover rate[5]	78%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management Multi-Strategy Income ETF
	For the Year Ended October 31, 2016	For the Period June 9, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$23.72	$24.61
Investment operations:
Net investment income[2]	0.17	0.08
Net realized and unrealized loss on investments	(1.42)	(0.97)
Total from investment operations	(1.25)	(0.89)

Less Distributions from:
Net investment income	(0.11)	—
Total distributions	(0.11)	—
Net Asset Value, End of Period	$22.36	$23.72

Net Asset Value Total Return[3]	(5.28)%	(3.63)%[4]
Net assets, end of period (000’s omitted)	$25,715	$48,621

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.91%[5]	0.93%[6,7]
Net investment income	0.75%	0.87%[6]
Portfolio turnover rate[8]	6,399%	920%[9]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.01%.
5	The ratio of expenses to average net assets includes interest expense fees and tax expense fees of 0.01%.
6	Annualized.
7	The ratio of expenses to average net assets includes interest expense fees of 0.03%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
9	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Tuttle Tactical Management U.S. Core ETF
	For the Year Ended October 31, 2016	For the Period February 24, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$23.01	$24.62
Investment operations:
Net investment income (loss)[2]	0.11	(0.01)
Net realized and unrealized loss on investments	(1.71)	(1.60)
Total from investment operations	(1.60)	(1.61)

Less Distributions from:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
Net Asset Value, End of Period	$21.37	$23.01

Net Asset Value Total Return[3]	(6.98)%	(6.53)%[4]
Net assets, end of period (000’s omitted)	$65,183	$75,947

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.90%[5]	0.90%[6]
Net investment income (loss)	0.49%	(0.05)%[6]
Portfolio turnover rate[7]	7,757%	1,687%[8]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	During the period ended October 31, 2015, the Fund experienced a loss on the disposal of an investment security that did not meet investment guidelines. The Adviser reimbursed the Fund for the loss, which otherwise would have reduced Net Asset Value Total Return by 0.04%.
5	The ratio of expenses to average net assets includes tax expense fees of less than 0.01%.
6	Annualized.
7	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
8	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
	For the Year Ended October 31, 2016	For the Period August 10, 2015[1] Through October 31, 2015
Per Share Data for a Share Outstanding Throughout each period presented:
Net asset value, beginning of period	$25.09	$25.00
Investment operations:
Net investment income[2]	0.95	0.05
Net realized and unrealized gain on investments	0.85	0.07
Total from investment operations	1.80	0.12

Less Distributions from:
Net investment income	(0.93)	(0.03)
Total distributions	(0.93)	(0.03)
Net Asset Value, End of Period	$25.96	$25.09

Net Asset Value Total Return[3]	7.37%	0.47%
Net assets, end of period (000’s omitted)	$167,474	$153,035

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.80%[4]	0.80%[5]
Expenses, prior to expense waivers	0.91%[4]	0.99%[5]
Net investment income	3.75%	0.88%[5]
Portfolio turnover rate[6]	100%	20%[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	The ratios of expenses to average net assets include tax expense fees of less than 0.01%.
5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
October 31, 2016

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus Newfleet Multi-Sector Unconstrained Bond ETF (each a “Fund”, and collectively the “Funds”), series of the Trust, are presented herein. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
BioShares Biotechnology Clinical Trials Fund	December 16, 2014
BioShares Biotechnology Products Fund	December 16, 2014
iSectors Post-MPT Growth ETF	August 16, 2016
Tuttle Tactical Management Multi-Strategy Income ETF	June 9, 2015
Tuttle Tactical Management U.S. Core ETF	February 24, 2015
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	August 10, 2015

The BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

The iSectors Post-MPT Growth ETF seeks growth of capital, with a secondary emphasis on capital preservation, independent of individual market conditions.

The Tuttle Tactical Management Multi-Strategy Income ETF seeks current income while maintaining secondary emphasis on long-term capital appreciation and low volatility.

The Tuttle Tactical Management U.S. Core ETF seeks long-term capital appreciation while maintaining a secondary emphasis on capital preservation, primarily through the U.S. equity market.

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Notes to Financial Statements (continued)
October 31, 2016

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	iSectors Post-MPT Growth ETF	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Assets
Level 1
Common Stocks	$17,535,990	$22,029,773	$—	$—	$—	$—
Exchange Traded Funds	—	—	9,304,608	15,393,062	52,383,121	—
Money Market Fund	5,352,399	5,769,958	43,915	—	—	1,600,808
Level 2
Corporate Bonds	—	—	—	—	—	73,893,298
Foreign Bonds	—	—	—	—	—	36,846,236
Term Loans	—	—	—	—	—	23,911,616
Mortgage Backed Securities	—	—	—	—	—	21,298,357
Asset Backed Securities	—	—	—	—	—	7,970,285
Municipal Bond	—	—	—	—	—	1,690,126
Level 3
Term Loans	—	—	—	—	—	342,390
Totals	$22,888,389	$27,799,731	$9,348,523	$15,393,062	$52,383,121	$167,553,116

For significant movements between levels within the fair value hierarchy, each Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period ended October 31, 2016.

Notes to Financial Statements (continued)
October 31, 2016

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (Level 3) used as of October 31, 2016:

Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Balance as of October 31, 2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,288
Purchases	339,102
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2016	$342,390
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2016:	$3,288

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income.

Each Fund pays all of its expenses not assumed by each Fund’s Sub-Adviser, as defined in Note 3, or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Virtus Newfleet Multi-Sector Unconstrained Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

Notes to Financial Statements (continued)
October 31, 2016

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At October 31, 2016, all loan agreements held by the Fund are assignment loans.

Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

As of October 31, 2016, the BioShares Biotechnology Clinical Trials Fund and the BioShares Biotechnology Products Fund had securities on loan, all of which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. In the event of a default by the borrower, the Funds would utilize the collateral to offset amounts owed to the Funds by the borrower.

Remaining Contractual Maturity of the Agreements, as of October 31, 2016

	Overnight and	Between
	Continuous	<30 Days	30 & 90 Days	>90 Days	Total
BioShares Biotechnology Clinical Trials Fund
Securities Lending Transactions
Common Stocks	$5,352,399	$—	$—	$—	$5,352,399
Gross amount of recognized liabilities for securities lending transactions:					$5,352,399

BioShares Biotechnology Products Fund
Securities Lending Transactions
Common Stocks	$5,769,958	$—	$—	$—	$5,769,958
Gross amount of recognized liabilities for securities lending transactions:					$5,769,958

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. For its services on the BioShares Biotechnology Clinical Trials Fund and BioShares Biotechnology Products Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of each Fund’s average daily net assets, subject to an aggregate minimum annual fee of $35,000, paid by the Sub-Adviser as defined below. For its services on the iSectors® Post-MPT Growth ETF, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.125% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000 per year. For its services on the Tuttle Tactical Management Multi-Strategy Income ETF and Tuttle Tactical Management U.S. Core ETF, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of each Fund’s average daily net assets, subject to a minimum annual fee of $15,000 and $25,000, respectively, per year, paid by the Sub-Adviser as defined below. For its services on the Virtus Newfleet Multi-Sector Unconstrained Bond ETF, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

The Advisory Agreement may be terminated on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders and on behalf of the Adviser, upon not less than 30 day’s written notice.

Notes to Financial Statements (continued)
October 31, 2016

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding a specified amount for the Virtus Newfleet Multi-Sector Unconstrained Bond ETF’s average daily net assets. The expense limitation agreement will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. The expense cap in effect for Virtus Newfleet Multi-Sector Unconstrained Bond ETF during the year ended October 31, 2016 was 0.80%.

The Adviser waived fees and reimbursed expenses for Virtus Newfleet Multi-Sector Unconstrained Bond ETF are as follows. Under certain conditions, the Adviser may recapture fees waived and operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. The Adviser may recoup such waivers until the date indicated.

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$57,777	$57,777	10/31/2018
	$183,990	$183,990	10/31/2019

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Funds. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the sub-advisory fee is based on the average daily net assets as specified below. The Sub-Advisers, except the Sub-Adviser of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, have agreed to pay all expenses of their respective Funds, except the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, payments under any 12b-1 plan adopted by the Funds, and other extraordinary expenses of the Funds. The sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
BioShares Biotechnology Clinical Trials Fund	LifeSci Index Partners, LLC	0.85%
BioShares Biotechnology Products Fund	LifeSci Index Partners, LLC	0.85%
iSectors Post-MPT Growth ETF	iSectors®, LLC	0.825%
Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management, LLC	0.90%
Tuttle Tactical Management U.S. Core ETF	Tuttle Tactical Management, LLC	0.90%
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	Newfleet Asset Management, LLC[1]	50% of the Advisory Fee

(1)	An indirect wholly-owned subsidiary of Virtus.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly-owned subsidiary of Virtus.

BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors® Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF do not pay directly for the services they receive from the Distributor, but rather the Funds’ respective Sub-Advisers have agreed to pay the Distributor’s fees under the Sub-Advisers’ unified fee arrangements with the Funds. Virtus Newfleet Multi-Sector Unconstrained Bond ETF pays the Distributor directly for the services it receives from the Distributor, which amounted to $16,913 for the year ended October 31, 2016.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors® Post-MPT Growth ETF and Tuttle Tactical Management U.S. Core ETF, (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose the fees.

Notes to Financial Statements (continued)
October 31, 2016

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

BNY Mellon provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Funds, with the exception of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, are issued and redeemed generally in exchange for specified securities held by the Funds and a specified cash payment. Creations Units of Virtus Newfleet Multi-Sector Unconstrained Bond ETF are issued and redeemed principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net capital gains to shareholders. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year October 31, 2016, the Funds had no accrued penalties or interest.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$32,859,222	$1,337,743	$(11,308,576)	$(9,970,833)
BioShares Biotechnology Products Fund	32,115,807	2,279,208	(6,595,284)	(4,316,076)
iSectors Post-MPT Growth ETF	9,430,311	42,194	(123,982)	(81,788)
Tuttle Tactical Management Multi-Strategy Income ETF	17,484,346	23,104	(2,114,388)	(2,091,284)
Tuttle Tactical Management U.S. Core ETF	56,563,535	67,662	(4,248,076)	(4,180,414)
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	163,415,300	5,104,138	(966,322)	4,137,816

Notes to Financial Statements (continued)
October 31, 2016

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and undistributed short-term capital gains treated as ordinary income for tax purposes. At October 31, 2016, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
BioShares Biotechnology Clinical Trials Fund	$—	$(7,234,243)	$(9,970,833)	$(17,205,076)
BioShares Biotechnology Products Fund	—	(1,989,675)	(4,316,076)	(6,305,751)
iSectors Post-MPT Growth ETF	12,967	(449,576)	(81,788)	(518,397)
Tuttle Tactical Management Multi-Strategy Income ETF	192,254	(1,633,761)	(2,091,284)	(3,532,791)
Tuttle Tactical Management U.S. Core ETF	224,249	(4,696,904)	(4,180,414)	(8,653,069)
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	2,707,839	186,067	4,137,816	7,031,722

Late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended October 31, 2016, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Late-year Ordinary Losses
BioShares Biotechnology Clinical Trials Fund	$95,019
BioShares Biotechnology Products Fund	78,011

The tax character of distributions paid during the periods ended October 31, 2016 and October 31, 2015 were as follows:

	2016		2015
Funds	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
BioShares Biotechnology Clinical Trials Fund	$125,231	$—	$—	$—
BioShares Biotechnology Products Fund	278,077	—	—	—
iSectors Post-MPT Growth ETF	—	—	—	—
Tuttle Tactical Management Multi-Strategy Income ETF	179,322	—	—	—
Tuttle Tactical Management U.S. Core ETF	133,812	—	—	—
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	6,228,079	—	179,639	—

At October 31, 2016, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
BioShares Biotechnology Clinical Trials Fund	$5,547,953	$1,591,271	$7,139,224
BioShares Biotechnology Products Fund	1,503,048	408,616	1,911,664
iSectors Post-MPT Growth ETF	449,576	—	449,576
Tuttle Tactical Management Multi-Strategy Income ETF	1,633,761	—	1,633,761
Tuttle Tactical Management U.S. Core ETF	4,696,904	—	4,696,904
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	—	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At October 31, 2016, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Funds	Undistributed Net Investment Income	Undistributed Net Realized Gain On Investments	Paid-In- Capital
BioShares Biotechnology Clinical Trials Fund	$35,987	$(1,015,989)	$980,002
BioShares Biotechnology Products Fund	10,764	(1,382,723)	1,371,959
iSectors Post-MPT Growth ETF	—	—	—
Tuttle Tactical Management Multi-Strategy Income ETF	812	371,988	(372,800)
Tuttle Tactical Management U.S. Core ETF	—	258,978	(258,978)
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	28,981	(17,778)	(11,203)

Notes to Financial Statements (continued)
October 31, 2016

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2016 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
BioShares Biotechnology Clinical Trials Fund	$10,712,234	$12,722,583	$9,344,204	$5,405,026
BioShares Biotechnology Products Fund	7,295,398	10,460,387	11,354,614	8,206,905
iSectors Post-MPT Growth ETF	5,635,304	5,649,706	9,850,374	—
Tuttle Tactical Management Multi-Strategy Income ETF	1,574,674,804	1,583,373,079	8,617,498	28,621,871
Tuttle Tactical Management U.S. Core ETF	4,801,482,447	4,816,054,115	27,495,530	29,400,874
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	206,089,060	150,288,684	624,287	624,287

7. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Sub-Adviser to accurately predict risk.

9. CASH CONCENTRATION RISK

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

10. ASSET CONCENTRATION RISK

Certain Funds may invest a high percentage of their assets in specific investments, including other funds. Fluctuations in these investments may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such investments.

At October 31, 2016, the following Funds held a security with a significant concentration to the portfolio as detailed below:

Funds	Security	Percentage of Net Assets
iSectors Post-MPT Growth ETF	iShares U.S. Utilities ETF	28.9%
iSectors Post-MPT Growth ETF	iShares North American Tech ETF	26.0%
Tuttle Tactical Management U.S. Core ETF	SPDR S&P 500 ETF Trust	32.0%

The iShares U.S. Utilities ETF, iShares North American Tech ETF, and SPDR S&P 500 ETF Trust are registered under the 1940 Act as open-ended management investment companies. The financial statements of iShares U.S. Utilities ETF and iShares North American Tech ETF can be found at the iShares website or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the iSectors Post-MPT Growth ETF’s financial statements. The financial statements of SPDR S&P 500 ETF Trust can be found at the SPDR website or the Securities and Exchange Commission’s website (www.sec.gov) and should be read in conjunction with the Tuttle Tactical Management U.S. Core ETF’s financial statements.

11. 10% SHAREHOLDERS

As of October 31, 2016, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
BioShares Biotechnology Clinical Trials Fund	35%	2
BioShares Biotechnology Products Fund	48%	3
iSectors Post-MPT Growth ETF	72%	2
Tuttle Tactical Management Multi-Strategy Income ETF	82%	2
Tuttle Tactical Management U.S. Core ETF	85%	2
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	95%	1

Notes to Financial Statements (continued)
October 31, 2016

12. NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

13. SUBSEQUENT EVENTS

The following Funds paid the following per share distributions after October 31, 2016:

Funds	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Ex- Date
iSectors Post-MPT Growth ETF	$0.15206			12/20/16
Tuttle Tactical Management Multi-Strategy Income ETF	$0.29230			12/20/16
Tuttle Tactical Management U.S. Core ETF	$0.10031			12/20/16
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$0.10923	0.31038	0.02356	12/20/16
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	$0.09704			11/21/16

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that, except as set forth above, there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF
October 31, 2016

Security Description	Shares	Value
Common Stocks — 125.0%(1)
Energy — 125.0%
Boardwalk Pipeline Partners LP(2)	20,575	$354,096
Buckeye Partners LP(2)	149,188	9,628,593
Cheniere Energy Partners LP(2)	8,888	235,532
Crestwood Equity Partners LP(2)	164,480	3,289,600
DCP Midstream Partners LP	67,257	2,243,021
Enbridge Energy Partners LP	379,290	9,349,498
Energy Transfer Equity LP(2)	677,361	10,113,000
Energy Transfer Partners LP	473,080	16,548,338
EnLink Midstream LLC	54,442	830,240
EnLink Midstream Partners LP	332,541	5,516,855
Enterprise Products Partners LP(2)	328,636	8,294,773
EQT Midstream Partners LP(2)	67,677	5,066,977
Genesis Energy LP(2)	104,690	3,656,822
Magellan Midstream Partners LP(2)	91,648	6,161,495
MPLX LP(2)	279,195	9,498,214
NGL Energy Partners LP	127,007	2,260,725
NuStar Energy LP	5,026	237,177
ONEOK Partners LP	169,288	6,727,505
ONEOK, Inc.	3,911	189,410
Phillips 66 Partners LP(2)	58,493	2,585,391
Plains All American Pipeline LP(2)	227,593	6,909,723
Shell Midstream Partners LP(2)	41,697	1,131,240
Spectra Energy Corp.(2)	15,724	657,420
Spectra Energy Partners LP	4,583	195,419
Sunoco Logistics Partners LP(2)	375,668	9,632,128
Targa Resources Corp.(2)	11,926	523,551
TC PipeLines LP	25,461	1,328,046
Tesoro Logistics LP(2)	125,930	6,011,898
Western Gas Equity Partners LP	28,752	1,225,410
Western Gas Partners LP(2)	57,238	3,156,676
Williams Cos., Inc. (The)(2)	30,209	882,103
Williams Partners LP(2)	421,541	15,099,599
Total Common Stocks
(Cost $147,755,612)		149,540,475

	Number of Contracts
Purchased Call Options — 0.2%
Plains All American Pipeline LP,
Expires 11/18/16,
Strike Price $32.00	1,012	45,540
United States Natural Gas Fund LP,
Expires 01/20/17,
Strike Price $10.00	1,953	46,872
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $12.00	250	750
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $12.50	500	500
United States Oil Fund LP,
Expires 12/16/16,
Strike Price $12.00	500	7,000
United States Oil Fund LP,
Expires 01/20/17,
Strike Price $11.50	2,202	83,676
Total Purchased Call Options
(Cost $502,684)		184,338
TOTAL INVESTMENTS — 125.2%
(Cost $148,258,296)		149,724,813

Security Description	Shares	Value
Securities Sold Short — (12.7)%
Exchange Traded Funds — (12.7)%
Commodity Funds — (12.7)%
United States Natural Gas Fund LP*	(636,000)	$(5,138,880)
United States Oil Fund LP*	(948,796)	(9,990,822)

Total Commodity Funds
Total Securities Sold Short — (12.7)%
(Proceeds $(14,905,874))		(15,129,702)
Liabilities in Excess of
Other Assets — (12.5)%		(14,988,941)
Net Assets — 100.0%		$119,606,170

	Number of Contracts
Written Options — (1.2)%
Calls
Boardwalk Pipeline Partners LP,
Expires 12/16/16,
Strike Price $18.00	(50)	(1,500)
Boardwalk Pipeline Partners LP,
Expires 01/20/17,
Strike Price $18.00	(150)	(6,375)
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $70.00	(100)	(1,000)
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $75.00	(501)	(2,505)
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $80.00	(444)	(3,552)
Buckeye Partners LP,
Expires 02/17/17,
Strike Price $75.00	(450)	(20,250)
Buckeye Partners LP,
Expires 02/17/17,
Strike Price $80.00	(50)	(800)
Cheniere Energy Partners LP,
Expires 11/18/16,
Strike Price $29.00	(80)	(1,000)
Crestwood Equity Partners LP,
Expires 11/18/16,
Strike Price $22.50	(400)	(6,000)
Crestwood Equity Partners LP,
Expires 01/20/17,
Strike Price $22.50	(650)	(29,250)
Crestwood Equity Partners LP,
Expires 01/20/17,
Strike Price $25.00	(250)	(7,500)
Energy Transfer Equity LP,
Expires 11/04/16,
Strike Price $16.00	(250)	(750)
Energy Transfer Equity LP,
Expires 11/04/16,
Strike Price $16.50	(600)	(1,200)
Energy Transfer Equity LP,
Expires 11/11/16,
Strike Price $16.00	(250)	(3,750)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)
October 31, 2016

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Energy Transfer Equity LP,
Expires 11/11/16,
Strike Price $16.50	(150)	$(1,200)
Energy Transfer Equity LP,
Expires 11/18/16,
Strike Price $16.00	(100)	(2,000)
Energy Transfer Equity LP,
Expires 11/18/16,
Strike Price $16.50	(300)	(3,300)
Energy Transfer Equity LP,
Expires 11/25/16,
Strike Price $17.00	(400)	(4,000)
Energy Transfer Equity LP,
Expires 12/02/16,
Strike Price $17.00	(100)	(1,650)
Energy Transfer Equity LP,
Expires 01/20/17,
Strike Price $17.50	(350)	(12,950)
Enterprise Products Partners LP,
Expires 11/04/16,
Strike Price $27.00	(300)	(1,200)
Enterprise Products Partners LP,
Expires 11/04/16,
Strike Price $27.50	(100)	(1,500)
Enterprise Products Partners LP,
Expires 11/11/16,
Strike Price $26.00	(19)	(285)
Enterprise Products Partners LP,
Expires 11/11/16,
Strike Price $27.00	(400)	(6,000)
Enterprise Products Partners LP,
Expires 11/11/16,
Strike Price $27.50	(400)	(6,000)
Enterprise Products Partners LP,
Expires 11/18/16,
Strike Price $26.00	(250)	(6,000)
Enterprise Products Partners LP,
Expires 11/18/16,
Strike Price $26.50	(200)	(3,000)
Enterprise Products Partners LP,
Expires 11/18/16,
Strike Price $28.00	(100)	(1,000)
Enterprise Products Partners LP,
Expires 11/25/16,
Strike Price $27.50	(150)	(3,000)
Enterprise Products Partners LP,
Expires 12/16/16,
Strike Price $27.00	(150)	(3,600)
Enterprise Products Partners LP,
Expires 12/16/16,
Strike Price $28.00	(450)	(4,500)
Enterprise Products Partners LP,
Expires 12/16/16,
Strike Price $29.00	(300)	(2,400)
Enterprise Products Partners LP,
Expires 12/16/16,
Strike Price $30.00	(100)	(500)
Enterprise Products Partners LP,
Expires 01/20/17,
Strike Price $29.00	(100)	(1,400)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Enterprise Products Partners LP,
Expires 03/17/17,
Strike Price $29.00	(450)	$(11,250)
EQT Midstream Partners LP,
Expires 11/18/16,
Strike Price $80.00	(300)	(15,000)
EQT Midstream Partners LP,
Expires 01/20/17,
Strike Price $80.00	(250)	(23,750)
EQT Midstream Partners LP,
Expires 01/20/17,
Strike Price $85.00	(50)	(1,625)
Genesis Energy LP,
Expires 11/18/16,
Strike Price $37.50	(100)	(2,500)
Genesis Energy LP,
Expires 12/16/16,
Strike Price $37.50	(200)	(13,000)
Genesis Energy LP,
Expires 12/16/16,
Strike Price $40.00	(300)	(5,250)
Genesis Energy LP,
Expires 12/16/16,
Strike Price $42.50	(50)	(250)
Genesis Energy LP,
Expires 03/17/17,
Strike Price $42.50	(35)	(1,050)
Magellan Midstream Partners LP,
Expires 11/18/16,
Strike Price $70.00	(50)	(1,100)
Magellan Midstream Partners LP,
Expires 11/18/16,
Strike Price $72.50	(50)	(1,000)
Magellan Midstream Partners LP,
Expires 11/18/16,
Strike Price $75.00	(50)	(250)
Magellan Midstream Partners LP,
Expires 12/16/16,
Strike Price $70.00	(50)	(3,750)
Magellan Midstream Partners LP,
Expires 12/16/16,
Strike Price $72.50	(150)	(3,750)
Magellan Midstream Partners LP,
Expires 01/20/17,
Strike Price $75.00	(250)	(5,000)
Magellan Midstream Partners LP,
Expires 01/20/17,
Strike Price $77.50	(50)	(625)
Magellan Midstream Partners LP,
Expires 01/20/17,
Strike Price $80.00	(50)	(250)
Magellan Midstream Partners LP,
Expires 04/21/17,
Strike Price $80.00	(50)	(1,125)
Magellan Midstream Partners LP,
Expires 01/19/18,
Strike Price $90.00	(50)	(1,750)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)
October 31, 2016

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
MPLX LP,
Expires 11/18/16,
Strike Price $35.00	(50)	$(1,750)
MPLX LP,
Expires 12/16/16,
Strike Price $35.00	(200)	(16,600)
MPLX LP,
Expires 12/16/16,
Strike Price $40.00	(150)	(1,875)
MPLX LP,
Expires 01/20/17,
Strike Price $35.00	(229)	(30,343)
Phillips 66 Partners LP,
Expires 12/16/16,
Strike Price $55.00	(200)	(2,500)
Phillips 66 Partners LP,
Expires 12/16/16,
Strike Price $60.00	(50)	(500)
Phillips 66 Partners LP,
Expires 03/17/17,
Strike Price $55.00	(150)	(6,750)
Plains All American Pipeline LP,
Expires 11/18/16,
Strike Price $33.00	(550)	(11,000)
Shell Midstream Partners LP,
Expires 01/20/17,
Strike Price $35.00	(200)	(3,000)
Shell Midstream Partners LP,
Expires 01/20/17,
Strike Price $40.00	(150)	(3,000)
Spectra Energy Corp,
Expires 12/16/16,
Strike Price $39.00	(100)	(30,500)
Sunoco Logistics Partners LP,
Expires 11/18/16,
Strike Price $28.00	(50)	(500)
Sunoco Logistics Partners LP,
Expires 11/18/16,
Strike Price $29.00	(300)	(1,500)
Sunoco Logistics Partners LP,
Expires 11/18/16,
Strike Price $30.00	(50)	(250)
Sunoco Logistics Partners LP,
Expires 02/17/17,
Strike Price $30.00	(212)	(7,632)
Targa Resources Corp,
Expires 11/18/16,
Strike Price $55.00	(100)	(1,000)
Tesoro Logistics LP,
Expires 11/18/16,
Strike Price $50.00	(100)	(3,300)
Tesoro Logistics LP,
Expires 12/16/16,
Strike Price $50.00	(400)	(27,600)
Tesoro Logistics LP,
Expires 12/16/16,
Strike Price $55.00	(219)	(7,665)

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Tesoro Logistics LP,
Expires 03/17/17,
Strike Price $50.00	(50)	$(8,000)
Tesoro Logistics LP,
Expires 03/17/17,
Strike Price $55.00	(50)	(2,500)
United States Natural Gas Fund LP,
Expires 11/04/16,
Strike Price $8.50	(500)	(3,000)
United States Natural Gas Fund LP,
Expires 11/04/16,
Strike Price $9.00	(1,000)	(2,000)
United States Natural Gas Fund LP,
Expires 11/04/16,
Strike Price $9.50	(250)	(500)
United States Natural Gas Fund LP,
Expires 11/11/16,
Strike Price $8.50	(550)	(7,150)
United States Natural Gas Fund LP,
Expires 11/11/16,
Strike Price $9.00	(1,150)	(5,750)
United States Natural Gas Fund LP,
Expires 11/18/16,
Strike Price $9.00	(1,250)	(10,000)
United States Natural Gas Fund LP,
Expires 11/25/16,
Strike Price $9.00	(350)	(3,850)
United States Natural Gas Fund LP,
Expires 12/16/16,
Strike Price $10.00	(650)	(5,850)
United States Natural Gas Fund LP,
Expires 01/20/17,
Strike Price $11.00	(1,000)	(14,000)
United States Oil Fund LP,
Expires 11/04/16,
Strike Price $11.50	(250)	(250)
United States Oil Fund LP,
Expires 11/11/16,
Strike Price $11.50	(500)	(2,000)
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $11.50	(750)	(6,000)
United States Oil Fund LP,
Expires 12/16/16,
Strike Price $12.50	(251)	(1,757)
United States Oil Fund LP,
Expires 12/16/16,
Strike Price $13.00	(250)	(1,250)
United States Oil Fund LP,
Expires 01/20/17,
Strike Price $12.00	(1,250)	(31,250)
United States Oil Fund LP,
Expires 01/20/17,
Strike Price $13.00	(1,050)	(12,600)
United States Oil Fund LP,
Expires 01/20/17,
Strike Price $14.00	(500)	(2,500)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)
October 31, 2016

Security Description	Number of Contracts	Value
Written Options (continued)
Calls (continued)
United States Oil Fund LP,
Expires 04/21/17,
Strike Price $13.00	(900)	$(26,550)
Western Gas Partners LP,
Expires 11/18/16,
Strike Price $55.00	(50)	(8,500)
Western Gas Partners LP,
Expires 01/20/17,
Strike Price $60.00	(150)	(19,875)
Williams Cos Inc,
Expires 11/04/16,
Strike Price $30.00	(50)	(1,000)
Williams Cos Inc,
Expires 11/18/16,
Strike Price $30.00	(50)	(3,000)
Williams Partners LP,
Expires 11/18/16,
Strike Price $37.50	(100)	(2,000)
Williams Partners LP,
Expires 11/18/16,
Strike Price $40.00	(150)	(1,500)
Williams Partners LP,
Expires 12/16/16,
Strike Price $40.00	(150)	(3,750)
Williams Partners LP,
Expires 01/20/17,
Strike Price $40.00	(100)	(5,000)
Williams Partners LP,
Expires 03/17/17,
Strike Price $40.00	(100)	(8,200)
Written Put Option
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $70.00	(250)	(140,750)
Plains All American Pipeline LP,
Expires 11/18/16,
Strike Price $28.00	(450)	(11,250)
United States Natural Gas Fund LP,
Expires 11/04/16,
Strike Price $8.00	(850)	(11,050)
United States Natural Gas Fund LP,
Expires 11/04/16,
Strike Price $8.50	(1,000)	(47,000)
United States Natural Gas Fund LP,
Expires 11/11/16,
Strike Price $8.50	(900)	(27,000)
United States Natural Gas Fund LP,
Expires 11/11/16,
Strike Price $9.00	(1,250)	(103,125)
United States Natural Gas Fund LP,
Expires 11/18/16,
Strike Price $8.00	(500)	(14,500)
United States Natural Gas Fund LP,
Expires 11/25/16,
Strike Price $8.50	(1,000)	(46,000)
United States Natural Gas Fund LP,
Expires 12/02/16,
Strike Price $7.50	(1,250)	(23,750)

Security Description	Number of Contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Natural Gas Fund LP,
Expires 12/16/16,
Strike Price $8.00	(250)	$(11,000)
United States Natural Gas Fund LP,
Expires 01/20/17,
Strike Price $8.00	(1,250)	(82,500)
United States Oil Fund LP,
Expires 11/04/16,
Strike Price $10.50	(1,250)	(21,250)
United States Oil Fund LP,
Expires 11/04/16,
Strike Price $11.00	(2,000)	(98,000)
United States Oil Fund LP,
Expires 11/11/16,
Strike Price $10.50	(1,000)	(25,000)
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $10.50	(2,548)	(84,084)
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $11.00	(1,250)	(77,500)
United States Oil Fund LP,
Expires 11/25/16,
Strike Price $10.50	(1,000)	(38,000)
Williams Cos Inc/The,
Expires 11/18/16,
Strike Price $29.00	(250)	(22,500)
TOTAL WRITTEN OPTIONS — (1.2)%
(Premiums Received $1,655,503)		$(1,484,298)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at October 31, 2016 was $104,571,209.
(2)	Subject to written call options.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
October 31, 2016

InfraCap MLP ETF
Assets:
Investments, at cost	$148,258,296
Investments, at value	149,724,813
Cash	2,445,640
Receivables:
Return of capital from master limited partnership	784,723
Capital shares receivable	3,218,008
Investment securities sold	65,889
Dividends and interest receivable	16,929
Income taxes	74,269
Prepaid expenses	293,106
Due from broker	28,852,899
Total Assets	185,476,276

Liabilities:
Borrowings	42,046,095
Payables:
Sub-advisory fees	94,588
Investment securities purchased	6,677,866
Deferred income tax liability	145,864
Written options, at value (a)	1,484,298
Securities sold short, at value (b)	15,129,702
Other accrued expenses	291,693
Total Liabilities	65,870,106
Net Assets	$119,606,170

Net Assets Consist of:
Paid-in capital	$119,282,058
Undistributed (Accumulated) net investment income (loss), net of income taxes	(650,915)
Undistributed (Accumulated) net realized gain (loss) on investments, written options, securities sold short, net of income taxes	(140,000)
Net unrealized appreciation (depreciation) on investments, written options, securities sold short, net of income taxes	1,115,027
Net Assets	$119,606,170
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	11,250,004
Net asset value per share	$10.63
(a) Premiums received	$1,655,503
(b) Proceeds received from securities sold short	$14,905,874

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Year Ended October 31, 2016

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$4,391,084
Less: Return of capital distributions	(4,391,084)
Dividend income	354,815
Total Investment Income (loss)	354,815
Expenses:
Sub-advisory fees	515,252
Interest expense	339,703
Total Expenses	854,955
Net Investment Income (Loss) Before Income Taxes	(500,140)
Income tax benefit (expense)	115,478
Net Investment Income (Loss)	(384,662)
Net Realized Gain (Loss) on:
Investments	(4,502,467)
Written options	3,787,107
Securities sold short	23,414
Income tax benefit (expense)	37,525
Total Net Realized Gain (Loss)	(654,421)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	9,044,114
Written options	101,663
Securities sold short	(223,828)
Income tax benefit (expense)	(298,867)
Total Change in Net Unrealized Appreciation (Depreciation)	8,623,082
Net Realized and net Change in Unrealized Gain (Loss)	7,968,661
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,583,999

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	InfraCap MLP ETF
	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss), net of income taxes	$(384,662)	$(45,071)
Net realized gain (loss) on investments, written options and securities sold short, net of income taxes	(654,421)	514,416
Net change in unrealized appreciation (depreciation) on investments,
written options and securities sold short, net of income taxes	8,623,082	(7,519,150)
Net increase (decrease) in net assets resulting from operations	7,583,999	(7,049,805)
Distributions to Shareholders from:
Net investment income	—	(220,083)
Return of capital	(11,752,009)	(1,286,175)
Total distributions	(11,752,009)	(1,506,258)
Shareholder Transactions:
Proceeds from shares sold	103,784,795	22,493,584
Cost of shares redeemed	—	—
Net increase in net assets resulting from shareholder transactions	103,784,795	22,493,584
Increase in net assets	99,616,785	13,937,521
Net Assets:
Beginning of year	19,989,385	6,051,864
End of year	$119,606,170	$19,989,385
Undistributed (Accumulated) net investment income (loss)	$(650,915)	$(266,253)
Changes in Shares Outstanding:
Shares outstanding, beginning of year	1,400,004	250,004
Shares sold	9,850,000	1,150,000
Shares redeemed	—	—
Shares outstanding, end of year	11,250,004	1,400,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows
For the year ended October 31, 2016

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase in net assets from operations	$7,583,999
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(48,305,114)
Proceeds from sales of investment securities	56,661,688
Net proceeds from purchased and written options	5,526,578
Proceeds from securities sold short	32,654,887
Payments paid to cover securities sold short	(15,115,224)
Net realized loss on investments	4,502,467
Net realized gain on securities sold short	(23,414)
Net realized gain on written options	(3,787,107)
Net change in unrealized appreciation on investments	(9,044,114)
Net change in unrealized depreciation on securities sold short	223,828
Net change in unrealized depreciation on written options	(101,663)
Decrease in deferred tax asset, net of valuation allowance	63,302
Decrease in dividends receivable	10,904
Increase in income tax receivable	(74,269)
Increase prepaid expenses	(293,106)
Increase in return of capital from master limited partnerships receivable	(557,485)
Increase in due from broker	(28,852,899)
Increase in current income tax payable	(63,302)
Increase in deferred income tax liability	145,864
Increase in accrued expenses	291,693
Increase in sub-advisory fees payable	78,359
Net cash provided by operating activities	1,525,872

Cash Flows from Financing Activities:
Proceeds from borrowings	34,840,691
Payments for fund shares sold in excess of in-kind creations	(22,511,988)
Distributions paid	(11,752,009)
Net cash used in financing activities	576,694
Net increase in cash	2,102,566
Cash, beginning of year	343,074
Cash, end of year	$2,445,640

Supplementary information:
Interest paid	$339,703

Non-cash financing activities:
In-kind creations	$126,655,082

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap MLP ETF
	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 1, 2014[1] Through October 31, 2014
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$14.28	$24.21	$25.00
Investment operations:
Net investment loss[2]	(0.08)	(0.06)	(0.01)
Net realized and unrealized loss on investments	(1.49)[3]	(7.84)	(0.78)[3]
Total from investment operations	(1.57)	(7.90)	(0.79)

Less Distributions from:
Net Investment Income	—	(0.30)	—
Return of capital	(2.08)	(1.73)	—
Total distributions	(2.08)	(2.03)	—
Net Asset Value, End of Period	$10.63	$14.28	$24.21

Net Asset Value Total Return[4]	(8.60)%	(34.34)%	(3.17)%
Net assets, end of period (000’s omitted)	$119,606	$19,989	$6,052

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit[5]	1.36%[6]	1.11%[7]	2.70%[8]
Expenses, excluding deferred income tax expense/benefit[5]	1.58%[6]	1.16%[7]	0.95%[8]
Net investment loss[9]	(0.70)%	(0.36)%	(0.35)%[8]
Portfolio turnover rate[10]	90%	60%	0%[11,12]

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized loss on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Deferred tax expense/benefit estimate for the ratios of expenses to average net assets is derived from net investment loss and net realized and unrealized loss on investments.
(6)	The ratios of expenses to average net assets include interest expense fees of 0.63%.
(7)	The ratios of expenses to average net assets include interest expense fees of 0.21%.
(8)	Annualized.
(9)	The ratio of net investment loss to average net assets is net of a deferred tax benefit estimate derived from net investment loss only.
(10)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(11)	Not annualized.
(12)	Amount rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
October 31, 2016

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the InfraCap MLP ETF, a series of the Trust, are presented and referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)
October 31, 2016

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

InfraCap MLP ETF
Assets
Level 1
Common Stocks	$149,540,475
Purchased Options	184,338

Liabilities
Level 1
Exchange Traded Funds	(15,129,702)
Written Options	(1,175,330)
Level 2
Written Options	(308,968)
Total	$133,110,813

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the year ended October 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of October 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis.

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest Expense” on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Notes to Financial Statements (continued)
October 31, 2016

Distributions to Shareholders

Distributions to shareholders are declared and paid on a quarterly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market in shares. The Distributor is a wholly owned subsidiary of Virtus.

The Fund does not pay directly for the services it receives from the Distributor, but rather the Fund’s Sub-Adviser has agreed to pay the Distributor’s fees under the Sub-Adviser’s unified fee arrangement with the Fund.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At October 31, 2016, the Sub-Adviser held 284,943 shares of InfraCap MLP ETF, which represent 2.53% of shares outstanding. These shares may be sold at any time.

Notes to Financial Statements (continued)
October 31, 2016

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are issued and redeemed generally in exchange for specified securities held by the Fund generally included in the Index and a specified cash payment. Redemptions of Creation Units are affected principally for cash. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent, but the Fund expects to pay tax at a rate of 34 percent, or less depending on earnings. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

October 31, 2016	Current	Deferred	Total
Federal	$(60,119)	$2,608,227	$2,548,108
State	(3,183)	138,630	135,447
Valuation Allowance	—	(2,537,691)	(2,537,691)
Total tax expense	$(63,302)	$209,166	$145,864

Notes to Financial Statements (continued)
October 31, 2016

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of October 31, 2016
Deferred tax assets:
Net operating loss carryforward	$396,974
Capital loss carryforward	923,458
Other	2,831
Less Deferred tax liabilities
Net unrealized gain on Investment securities	(1,469,127)
Net Deferred tax liability	$(145,864)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Fund’s current capital loss carryforward will expire in 2021. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. The Fund’s current net operating loss carryforward will expire in 2036.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 34% to net investment income and realized and unrealized gain/(losses) on investments before taxes as follows for the Fund:

	Amount	Rate
Income tax expense at statutory rate	$2,628,153	34.00%
State income taxes (net of federal benefit)	157,612	2.04
Permanent Differences, Net	(86,147)	(1.11)
Change in estimated state deferred rate	(17,383)	(0.22)
Other	1,320	0.02
Valuation Allowance	(2,537,691)	(32.83)
Net income tax expense/(benefit)	$145,864	1.90%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to October 31, 2016, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Fund’s tax years, October 31, 2014 and October 31, 2015, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$145,200,751	$7,616,107	$(3,276,383)	$4,339,724

Notes to Financial Statements (continued)
October 31, 2016

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 2016 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$66,882,518	$85,338,709	$126,655,082	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the year ended October 31, 2016, which serve as an indicator of the volume of activity, were as follows:

	Contracts	Premiums Received (Paid)
Options outstanding, at beginning of year	3,701	$210,900
Options written	258,899	7,280,724
Options closed	(9,831)	(578,404)
Options exercised	(55,328)	(1,705,951)
Options expired	(151,153)	(3,551,766)
Options outstanding, at end of year	46,288	$1,655,503

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at October 31, 2016, are:

Equity Risk
Assets
Investments, at value*	$184,338
Liabilities
Written options, at value	$1,484,298

*      Purchased option contracts are included in Investments, at value on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)
October 31, 2016

Transactions in derivative instruments reflected on the Statement of Operations during the year were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments**	$(730,038)
Written options	3,787,107

**	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.
Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments***	$(303,407)
Written options	101,663

***	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the year ended October 31, 2016, the monthly average notional value of the purchased options and written options contracts held by the Fund were $127,878 and $(996,829), respectively.

8. BORROWINGS

On April 27, 2016 the Fund entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. From April 27, 2016 to October 31, 2016, the average daily borrowings under the Agreement and the daily average interest rate were $24,732,272 and 1.95%, respectively.

At October 31, 2016, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$42,046,095	2.08%

From November 1, 2015 to April 26, 2016 and pursuant to another borrowing arrangement, the Fund’s average daily borrowings and the daily average interest rate were $6,326,247 and 1.13%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

10. 10% SHAREHOLDERS

As of October 31, 2016, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
51%	3

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Board of Trustees of ETFis Series Trust I and the Shareholders of BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus NewFleet Multi-Sector Unconstrained Bond ETF

We have audited the accompanying statements of assets and liabilities of BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus NewFleet Multi-Sector Unconstrained Bond ETF (the “Funds”), each a series of shares of beneficial interest in ETFis Series Trust I, including the schedules of investments, as of October 31, 2016, and the related statements of operations, changes in net assets and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian, agent banks, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, and Virtus NewFleet Multi-Sector Unconstrained Bond ETF as of October 31, 2016, and the results of their operations, changes in net assets and their financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 29, 2016

Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Board of Trustees of ETFis Series Trust I and the Shareholders of InfraCap MLP ETF

We have audited the accompanying statement of assets and liabilities of InfraCap MLP ETF, a series of shares of beneficial interest in ETFis Series Trust I, (the “Fund”) including the schedule of investments, as of October 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period October 1, 2014 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of InfraCap MLP ETF as of October 31, 2016, and the results of its operations and cash flows for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period October 1, 2014 through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
December 29, 2016

Approval of Advisory Agreements & Board Considerations (unaudited)
October 31, 2016

On November 11, 2015, at an in-person meeting at which all of the Independent Trustees were present, the Board of Trustees, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among iSectors, LLC (“iSectors”), the Adviser and the Trust (the “iSectors Sub-Advisory Agreement”), each with respect to the iSectors Post-MPT Growth ETF.

The Board received and reviewed a substantial amount of information provided by the Adviser and iSectors in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from iSectors that included a description of iSectors’ business, a copy of iSectors’ Form ADV and certain other information about iSectors to be considered in connection with the Trustees’ review process (the “iSectors Memorandum”).

In deciding on whether to approve the Advisory Agreement on behalf of the iSectors Post-MPT Growth ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the iSectors Post-MPT Growth ETF including, without limitation, the management and oversight services that the Adviser and its employees would provide to the iSectors Post-MPT Growth ETF, the services already provided by the Adviser related to organizing the Trust and the iSectors Post-MPT Growth ETF, the Adviser’s coordination of services for the iSectors Post-MPT Growth ETF by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the iSectors Post-MPT Growth ETF as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the iSectors Post-MPT Growth ETF. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the iSectors Post-MPT Growth ETF with the Adviser, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser are satisfactory and adequate for the iSectors Post-MPT Growth ETF.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in the light of the services it will be providing. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the iSectors Post-MPT Growth ETF.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the iSectors Post-MPT Growth ETF. The Board examined and evaluated the arrangements between the Adviser and the iSectors Post-MPT Growth ETF under the proposed Advisory Agreement, including the fact that the iSectors Post-MPT Growth ETF would utilize a “unified fee structure” to cap the Fund’s total expenses (subject to customary exclusions). The Board also considered potential benefits for the Adviser in managing the iSectors Post-MPT Growth ETF, including promotion of the interests of the Adviser in providing management and oversight services to the iSectors Post-MPT Growth ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the iSectors Post-MPT Growth ETF are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the iSectors Post-MPT Growth ETF grows and whether management fee levels reflect these economies of scale for the benefit of the iSectors Post-MPT Growth ETF’s investors. The Board concluded that, in light of the relatively low management fee charged by the Adviser, the fact that the iSectors Post-MPT Growth ETF was newly organized, and that its assets were expected be low for the foreseeable future, it would be premature to consider economies of scale.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the Advisory Agreement on behalf of the iSectors Post-MPT Growth ETF.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)
October 31, 2016

In deciding on whether to approve the iSectors Sub-Advisory Agreement on behalf of the iSectors Post-MPT Growth ETF, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by iSectors. The Board considered the responsibilities iSectors would have under the iSectors Sub-Advisory Agreement and the services that would be provided by iSectors including, without limitation, its sub-advisory services and its compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the iSectors Memorandum (which included descriptions of iSectors’ business and iSectors’ Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by iSectors would be satisfactory and adequate for the iSectors Post-MPT Growth ETF.

The investment management capabilities and experience of the iSectors. The Board evaluated the investment management experience of iSectors. In particular, the Board received information from iSectors regarding the experience of its portfolio managers in implementing strategies similar to the one proposed for the iSectors Post-MPT Growth ETF. The Board discussed with iSectors the investment objective and strategies for the iSectors Post-MPT Growth ETF and iSectors’ plans for implementing the strategies. The Board also considered the ability of iSectors to manage the iSectors Post-MPT Growth ETF. After consideration of these factors, the Board determined that iSectors would be an appropriate sub-adviser to the iSectors Post-MPT Growth ETF.

The costs of the services to be provided and profits to be realized by iSectors from its relationship with the iSectors Post-MPT Growth ETF. The Board examined and evaluated the proposed arrangements between iSector and the iSectors Post-MPT Growth ETF under the proposed iSectors Sub-Advisory Agreement, including the fact that the iSectors Post-MPT Growth ETF would utilize a “unified fee structure” to cap the Fund’s total expenses (subject to customary exclusions) at 0.95%. The Board noted that, under such an arrangement, iSectors would likely supplement a portion of the cost of operating the iSectors Post-MPT Growth ETF for some period of time.

The Board considered iSectors’ staffing, personnel, and methods of operating; iSectors’ compliance policies and procedures; the financial condition of iSectors and the level of commitment to the iSectors Post-MPT Growth ETF by iSectors; the projected asset levels of the iSectors Post-MPT Growth ETF; iSectors’ payment of startup costs for the iSectors Post-MPT Growth ETF and the overall projected expenses of the iSectors Post-MPT Growth ETF. The Board reviewed the iSectors Post-MPT Growth ETF’s proposed capped fee arrangement with iSectors and noted the benefits that would accrue to the iSectors Post-MPT Growth ETF from iSectors likely waiver of a portion of its sub-advisory fees for a period of time based on the initial projected asset levels of the iSectors Post-MPT Growth ETF.

The Board also considered potential benefits to iSectors in sub-advising the iSectors Post-MPT Growth ETF, including promotion of iSectors’ name. The Board compared the fees and expenses of the iSectors Post-MPT Growth ETF(including the sub-advisory fee) to other funds considered by iSectors to have investment objectives and strategies similar to the iSectors Post-MPT Growth ETF. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to iSectors by the iSectors Post-MPT Growth ETF would be appropriate and representative of an arm’s length negotiation.

The extent to which economies of scale would be realized as the iSectors Post-MPT Growth ETF grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the iSectors Post-MPT Growth ETF’s investors. The Board considered that the iSectors Post-MPT Growth ETF is new, and iSectors has capped its fees. The Board considered that the iSectors Post-MPT Growth ETF would likely experience benefits from the capped fee and would continue to do so until the iSectors Post-MPT Growth ETF’s assets grow to a level where iSectors begins to receive the full fee. Accordingly, the Board concluded that it was too early to evaluate potential economies of scale in the iSectors Post-MPT Growth ETF.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with Trustee counsel the legal standards applicable to its consideration of the iSectors Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the iSectors Sub-Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board unanimously approved the iSectors Sub-Advisory Agreement on behalf of the iSectors Post-MPT Growth ETF.

Supplemental Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (collect) at (212) 593-4383.

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since November 2016	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (2014-present); General Counsel and CC), Constellation Wealth Advisers, LLC (2011-2014)	Thirteen	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since September 2014	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	Thirteen	Trustee (since 2015), Virtus ETF Trust II (3 portfolios); Trustee (since2013), Greenhaven Continuous Commodity ETF (GCC); Trustee (since 2014), Acacia Group LLC
James A. Simpson Year of Birth: 1970	Trustee	Since Inception	President, ETP Resources, LLC (2009-present) (a financial services consulting company); Vice President, Northern Trust Securities, Inc. and Vice President, Northern Trust Global Investments (2008-2009)	Thirteen	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception	Independent Consultant (2013-present); Chief Operating Officer, Factor Advisors, LLC (2010-2013); Chief Operating Officer, GlobalShares (2009-2010)	Thirteen	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
INTERESTED TRUSTEE**
William J. Smalley Year of Birth: 1983	Trustee, President, Chief Executive Officer and Secretary	Since Inception	President, Virtus ETF Solutions LLC (2012-Present); Managing Principal, ETF Distributors LLC (2012-Present); President, Virtus ETF Trust II (2015-present); Vice President, Factor Advisors, LLC (2010-2012); Vice President, MacroMarkets, LLC (2006-2010)	Ten	None

Supplemental Information (unaudited) (continued)
October 31, 2016

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception	Managing Director, Virtus ETF Solutions LLC (2013-present); Treasurer, ETFis Series Trust I (2012-present); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since 2015	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), Virtus ETF Trust II.	N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees. For the fiscal year ended October 31, 2016, the Board of Trustees received an aggregate of $42,754.

*	As of October 31, 2016, the Fund Complex consisted of the Trust, which consisted of ten portfolios – BioShares Biotechnology Products Fund, BioShares Biotechnology Clinical Trials Fund, iSectors Post-MPT Growth ETF, Tuttle Tactical Management U.S. Core ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, InfraCap MLP ETF, InfraCap REIT Preferred ETF, Reaves Utilities ETF, and Cumberland Municipal Bond ETF – and Virtus ETF Trust II, which consisted of three portfolios – Virtus Newfleet Dynamic Credit ETF, Virtus Japan Alpha ETF, and Virtus Enhanced U.S. Equity ETF.
**	William J. Smalley is an “interested person” as defined in the Investment Company Act of 1940, because he is an employee of the Adviser.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds Form N-Q are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.etfissuersolutions.com

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.etfissuersolutions.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfissuersolutions.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended October 31, 2016, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI%	DRD%
BioShares Biotechnology Clinical Trials Fund	0%	0%
BioShares Biotechnology Products Fund	13%	14%
iSectors Post-MPT Growth ETF	0%	0%
Tuttle Tactical Management Multi-Strategy Income ETF	2%	4%
Tuttle Tactical Management U.S. Core ETF	17%	26%
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	0%	0%

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

Virtus ETFs	8572(12/16)

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there have been no amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to any element of the code of ethics description.

(d)	Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $89,000.00 for 2016 and $78,000.00 for 2015.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.00 for 2016 and $0.00 for 2015.

The aggregate fees billed in each of the last two fiscal years for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company are $0.00 for 2016 and $0.00 for 2015.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning are $13,000.00 for 2016 and $11,000.00 for 2015.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company are $13,000.00 for 2016 and $11,000.00 for 2015.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item are $0.00 for 2016 and $0.00 2015.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, other than the services reported in paragraphs (a) through (c) of this Item are $0.00 for 2016 and $0.00 for 2015.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $13,000.00 for 2016 and $11,000.00 for 2015.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The registrant has established a separately-designated standing audit committee comprised of all of the independent trustees of the board of trustees of the registrant. The members of the audit committee are Stephen G. O’Grady, James A. Simpson, Myles J. Edwards and Robert S. Tull.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to registrant’s Form N-CSR, filed January 6, 2016.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              ETFis Series Trust I

By (Signature and Title)*   /s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(principal executive officer)

Date     January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ William J. Smalley

William J. Smalley, President and Principal Executive Officer

(principal executive officer)

Date     January 6, 2017

By (Signature and Title)*   /s/ Brinton W. Frith

Brinton W. Frith, Treasurer and Principal Financial Officer

(principal financial officer)

Date     January 6, 2017

* Print the name and title of each signing officer under his or her signature.